UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05010

Mutual Fund and Variable Insurance Trust
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington NY	11743
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-631-629-4237

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report
Rational Dynamic Brands Fund

Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$75,238,186
  Number of Portfolio Holdings27
  Advisory Fee $274,875
  Portfolio Turnover154%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
24.8%
Communications
21.5%
Financials
20.7%
Technology
13.3%
Consumer Staples
13.1%
Real Estate
3.4%
Health Care
2.1%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Dynamic Brands Fund - Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HSUAX

Rational Dynamic Brands Fund

Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.14%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$75,238,186
  Number of Portfolio Holdings27
  Advisory Fee $274,875
  Portfolio Turnover154%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Dynamic Brands Fund - Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HSUCX

Rational Dynamic Brands Fund

Institutional  (HSUTX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.17%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$75,238,186
  Number of Portfolio Holdings27
  Advisory Fee $274,875
  Portfolio Turnover154%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.6%
Health Care	2.1%
Real Estate	3.4%
Consumer Staples	13.1%
Technology	13.3%
Financials	20.7%
Communications	21.5%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	6.1%
Microsoft Corporation	5.6%
Netflix, Inc.	5.2%
Apollo Global Management, Inc.	5.1%
Spotify Technology S.A.	5.0%
Meta Platforms, Inc. - Class A	5.0%
KKR & Company, Inc.	4.8%
Costco Wholesale Corporation	4.8%
Live Nation Entertainment, Inc.	4.7%
Walmart, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Dynamic Brands Fund - Institutional (HSUTX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HSUTX

Rational Equity Armor Fund

Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,019,713
  Number of Portfolio Holdings66
  Advisory Fee $138,431
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
27.1%
Technology
22.2%
Financials
9.6%
Consumer Discretionary
7.2%
Communications
6.1%
Energy
4.0%
Consumer Staples
3.5%
Real Estate
3.1%
Utilities
2.8%
Industrials
2.5%
Money Market Funds
2.1%
Health Care
2.0%
Other Assets in Excess of Liabilities
7.8%

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Equity Armor Fund - Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HDCAX

Rational Equity Armor Fund

Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.46%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,019,713
  Number of Portfolio Holdings66
  Advisory Fee $138,431
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Equity Armor Fund - Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HDCEX

Rational Equity Armor Fund

Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	1.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,019,713
  Number of Portfolio Holdings66
  Advisory Fee $138,431
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	61.0%
Exchange-Traded Funds	26.3%
Money Market Funds	2.0%
Purchased Options	10.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Health Care	2.0%
Money Market Funds	2.1%
Industrials	2.5%
Utilities	2.8%
Real Estate	3.1%
Consumer Staples	3.5%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	7.2%
Financials	9.6%
Technology	22.2%
Equity	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	3.7%
iShares Core S&P 500 ETF	3.3%
SPDR S&P 500 ETF Trust ETF	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corporation	3.0%
Consumer Staples Select Sector SPDR Fund	2.8%
Financial Select Sector SPDR ETF	2.8%
JPMorgan Chase & Company	2.6%
Exxon Mobil Corporation	2.6%
NVIDIA Corporation	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Equity Armor Fund - Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HDCTX

Rational Special Situations Income Fund

Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,198,314,505
  Number of Portfolio Holdings961
  Advisory Fee (net of waivers)$8,168,173
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Sector Weighting (% of net assets)

Non-Agency Residential Mortgage Backed Securities
42.5%
CMBS
33.1%
Financials
13.9%
Money Market Funds
6.8%
CDO
1.3%
Financial Services
0.8%
Real Estate
0.4%
Banking
0.3%
ABS
0.3%
Other
0.1%
Agency MBS
0.1%
CMO
0.1%
Non-Agency MBS CMO
0.1%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Special Situations Income Fund - Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RFXAX

Rational Special Situations Income Fund

Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.71%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,198,314,505
  Number of Portfolio Holdings961
  Advisory Fee (net of waivers)$8,168,173
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Special Situations Income Fund - Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RFXCX

Rational Special Situations Income Fund

Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,198,314,505
  Number of Portfolio Holdings961
  Advisory Fee (net of waivers)$8,168,173
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	77.7%
Corporate Bonds	14.6%
Money Market Funds	6.8%
Preferred Stocks	0.8%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 0.000%, 06/07/69	9.8%
GS Mortgage Securities Trust, 6.576%, 08/10/43	1.8%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.5%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.3%
JP Morgan Chase Commercial Mortgage Securities, 5.129%, 05/15/45	1.3%
GS Mortgage Securities Trust, 5.295%, 08/10/44	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
WFRBS Commercial Mortgage Trust, 0.000%, 06/15/46	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	1.0%
CG-CCRE Commercial Mortgage Trust, 5.576%, 06/15/31	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
CMO	0.1%
Agency MBS	0.1%
Other	0.1%
ABS	0.3%
Banking	0.3%
Real Estate	0.4%
Financial Services	0.8%
CDO	1.3%
Money Market Funds	6.8%
Financials	13.9%
CMBS	33.1%
Non-Agency Residential Mortgage Backed Securities	42.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Special Situations Income Fund - Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RFXIX

Rational Strategic Allocation Fund

Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.73%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,120,023
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Open-End Funds
72.1%
U.S. Treasury Obligations
6.6%
Alternative
4.2%
Money Market Funds
1.4%
Other Assets in Excess of Liabilities
15.7%

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Strategic Allocation Fund - Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RHSAX

Rational Strategic Allocation Fund

Class C (RHSCX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.47%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,120,023
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Strategic Allocation Fund - Class C (RHSCX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RHSCX

Rational Strategic Allocation Fund

Institutional (RHSIX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.48%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,120,023
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.7%
Open End Funds	90.6%
Short-Term Investments	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.7%
Money Market Funds	1.4%
Alternative	4.2%
U.S. Treasury Obligations	6.6%
Open-End Funds	72.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	69.4%
United States Treasury Bill, 4.280%, 09/04/25	6.6%
AQR Long-Short Equity Fund	4.2%
Catalyst/CIFC Senior Secured Income Fund	2.4%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Strategic Allocation Fund - Institutional (RHSIX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RHSIX

Rational Tactical Return Fund

Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$53,833,625
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$438,406
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
73.9%
Money Market Funds
9.2%
Other Assets in Excess of Liabilities
16.9%

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.840%, 07/03/25	55.7%
United States Treasury Bill, 4.140%, 01/22/26	18.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Tactical Return Fund - Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HRSAX

Rational Tactical Return Fund

Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$53,833,625
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$438,406
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.840%, 07/03/25	55.7%
United States Treasury Bill, 4.140%, 01/22/26	18.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Tactical Return Fund - Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HRSFX

Rational Tactical Return Fund

Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$53,833,625
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$438,406
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.1%
Purchased Options	0.1%
U.S. Government & Agencies	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.9%
Money Market Funds	9.2%
U.S. Treasury Obligations	73.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.840%, 07/03/25	55.7%
United States Treasury Bill, 4.140%, 01/22/26	18.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational Tactical Return Fund - Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-HRSTX

Rational/Pier 88 Convertible Securities Fund

Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$206,043,646
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$731,922
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.4%
Technology
22.3%
Utilities
12.2%
Communications
12.0%
Real Estate
11.8%
Consumer Discretionary
9.1%
Health Care
4.4%
Industrials
2.1%
Money Market Funds
1.5%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/Pier 88 Convertible Securities Fund - Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-PBXAX

Rational/Pier 88 Convertible Securities Fund

Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$206,043,646
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$731,922
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/Pier 88 Convertible Securities Fund - Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-PBXCX

Rational/Pier 88 Convertible Securities Fund

Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$206,043,646
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$731,922
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.7%
Convertible Bonds	59.3%
Money Market Funds	1.6%
Preferred Stocks	22.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Industrials	2.1%
Health Care	4.4%
Consumer Discretionary	9.1%
Real Estate	11.8%
Communications	12.0%
Utilities	12.2%
Technology	22.3%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc., 0.875%, 12/01/28	5.1%
Bank of America Corporation	4.7%
Wells Fargo & Company	4.7%
Booking Holdings, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.4%
Apollo Global Management, Inc.	4.2%
KKR & Company, Inc.	4.0%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.8%
DraftKings, Inc., 0.000%, 03/15/28	3.8%
Shift4 Payments, Inc., 0.500%, 08/01/27	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/Pier 88 Convertible Securities Fund - Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-PBXIX

Return Stacked Balanced Allocation & Systematic Macro Fund

Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.22%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$39,561,730
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$416,533
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
54.9%
Money Market Funds
30.2%
U.S. Treasury Obligations
2.5%
Other Assets in Excess of Liabilities
12.4%

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Return Stacked Balanced Allocation & Systematic Macro Fund - Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RDMAX

Return Stacked Balanced Allocation & Systematic Macro Fund

Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	2.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$39,561,730
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$416,533
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Return Stacked Balanced Allocation & Systematic Macro Fund - Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RDMCX

Return Stacked Balanced Allocation & Systematic Macro Fund

Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	1.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$39,561,730
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$416,533
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.6%
Money Market Funds	34.5%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.4%
U.S. Treasury Obligations	2.5%
Money Market Funds	30.2%
Equity	54.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	54.9%
United States Treasury Bill, 4.080%, 07/29/25	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Return Stacked Balanced Allocation & Systematic Macro Fund - Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RDMIX

Rational/RGN Hedged Equity Fund

Class A (RNEAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$10,279,471
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
78.0%
Money Market Funds
7.7%
Other Assets in Excess of Liabilities
14.3%

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/RGN Hedged Equity Fund - Class A (RNEAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RNEAX

Rational/RGN Hedged Equity Fund

Class C (RNECX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$10,279,471
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/RGN Hedged Equity Fund - Class C (RNECX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RNECX

Rational/RGN Hedged Equity Fund

Institutional (RNEIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$10,279,471
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$0
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.0%
Money Market Funds	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.3%
Money Market Funds	7.7%
Equity	78.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	48.6%
SPDR S&P 500 ETF Trust ETF	29.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Rational/RGN Hedged Equity Fund - Institutional (RNEIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-RNEIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements

and

Additional Information

June 30, 2025

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 63.0%
	AUTOMOTIVE - 1.7%
2,136	Tesla, Inc.(a)	$678,522

	BANKING - 5.1%
15,723	HSBC Holdings plc - ADR	955,801
3,658	JPMorgan Chase & Company	1,060,491
		2,016,292
	BEVERAGES - 0.6%
3,578	Coca-Cola Company (The)	253,144

	BIOTECH & PHARMA - 2.0%
1,877	AbbVie, Inc.	348,409
2,131	CRISPR Therapeutics A.G.(a)	103,652
446	Eli Lilly & Company	347,670
		799,731
	DATA CENTER REIT - 1.1%
521	Equinix, Inc.	414,440

	E-COMMERCE DISCRETIONARY - 3.0%
5,544	Amazon.com, Inc.(a)	1,216,298

	ELECTRIC UTILITIES - 2.8%
312	Constellation Energy Corporation	100,701
11,573	NextEra Energy, Inc.	803,398
606	NRG Energy, Inc.	97,311
513	Vistra Corporation	99,425
		1,100,835
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,547	Morgan Stanley	358,770

	INSURANCE - 3.7%
1	Berkshire Hathaway, Inc., Class A(a)	728,800
1,475	Berkshire Hathaway, Inc., Class B(a)	716,511
		1,445,311

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 63.0% (Continued)
	INTERNET MEDIA & SERVICES - 6.1%
8,327	Alphabet, Inc., Class A	$1,467,467
1,286	Meta Platforms, Inc., Class A	949,184
695	Nebius Group N.V., Class A(a)	38,454
		2,455,105
	LEISURE FACILITIES & SERVICES - 0.4%
581	McDonald’s Corporation	169,751

	MACHINERY - 2.1%
2,125	Caterpillar, Inc.	824,947

	OIL & GAS PRODUCERS - 2.6%
9,734	Exxon Mobil Corporation	1,049,325

	OIL & GAS SERVICES & EQUIPMENT - 1.4%
16,081	Schlumberger Ltd.	543,538

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
3,854	Prologis, Inc.	405,132

	RETAIL - CONSUMER STAPLES - 2.9%
471	Costco Wholesale Corporation	466,262
7,077	Walmart, Inc.	691,988
		1,158,250
	RETAIL - DISCRETIONARY - 2.0%
2,225	Home Depot, Inc. (The)	815,774

	RETAIL REIT - 1.0%
2,549	Simon Property Group, Inc.	409,777

	SEMICONDUCTORS - 7.2%
3,539	Broadcom, Inc.	975,525
16,844	Intel Corporation	377,306
6,304	NVIDIA Corporation	995,969

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 63.0% (Continued)
	SEMICONDUCTORS - 7.2% (Continued)
3,444	QUALCOMM, Inc.	$548,491
		2,897,291
	SOFTWARE - 6.2%
2,385	Microsoft Corporation	1,186,323
6,490	Palantir Technologies, Inc., Class A(a)	884,717
2,039	Palo Alto Networks, Inc.(a)	417,261
		2,488,301
	TECHNOLOGY HARDWARE - 3.9%
4,060	Apple, Inc.	832,990
2,200	Ciena Corporation(a)	178,926
10,518	Corning, Inc.	553,142
		1,565,058
	TECHNOLOGY SERVICES - 4.9%
2,370	International Business Machines Corporation	698,629
7,453	PayPal Holdings, Inc.(a)	553,907
1,968	Visa, Inc., Class A	698,738
		1,951,274
	TRANSPORTATION & LOGISTICS - 0.4%
716	Union Pacific Corporation	164,737

	TOTAL COMMON STOCKS (Cost $19,873,557)	25,181,603

	EXCHANGE-TRADED FUNDS — 27.1%
	EQUITY - 27.1%
6,441	Communication Services Select Sector SPDR Fund	699,042
3,175	Consumer Discretionary Select Sector SPDR Fund	690,023
13,987	Consumer Staples Select Sector SPDR Fund	1,132,527
21,069	Financial Select Sector SPDR ETF	1,103,383
6,507	Industrial Select Sector SPDR Fund	959,913
2,118	iShares Core S&P 500 ETF, USD Class	1,315,065
7,816	iShares Cybersecurity and Tech ETF	415,889
3,676	iShares U.S. Aerospace & Defense ETF	693,441

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 27.1% (Continued)
	EQUITY - 27.1% (Continued)
16,714	Real Estate Select Sector SPDR Fund					$692,294
1,993	SPDR S&P 500 ETF Trust ETF					1,231,374
7,966	Utilities Select Sector SPDR Fund					650,504
720	Vanguard Information Technology ETF					477,562
1,420	Vanguard S&P 500 ETF					806,603
						10,867,620

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,227,884)					10,867,620

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
839,028	First American Treasury Obligations Fund, Class X, 4.21% (Cost $839,028)(b)					839,028

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 11.1%
	CALL OPTIONS PURCHASED - 11.1%
10	S&P Emini Future, Maturing July 2025	WED	07/18/2025	$100	$50,000	$3,069,250
192	S&P Emini Future, Maturing July 2025	WED	07/18/2025	6,150	590,040,000	1,363,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,416,675)					4,432,450

	PUT OPTIONS PURCHASED - 0.0%(d)
10	S&P Emini Future, Maturing July 2025	WED	07/18/2025	$2,100	$1,050,000	$25
	TOTAL PUT OPTIONS PURCHASED (Cost - $250)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,416,925)					4,432,475

	TOTAL INVESTMENTS - 103.3% (Cost $34,357,394)					$41,320,726
	CALL OPTIONS WRITTEN - (5.2)% (Premiums received - $1,873,750)					(2,071,750)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $125)					(25)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%					770,761
	NET ASSETS - 100.0%					$40,019,713

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (5.2)%
	CALL OPTIONS WRITTEN - (5.2)%
10	S&P Emini Future, Maturing July 2025	WED	07/18/2025	$2,100	$1,050,000	$2,071,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,873,750)

	PUT OPTIONS WRITTEN - 0.0%(e)
10	S&P Emini Future, Maturing July 2025	WED	07/18/2025	$100	$50,000	$25
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $125)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,873,875)					$2,071,775

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
59	CBOE Volatility Index Future	07/17/2025	$1,104,038	$(31,712)
22	CBOE Volatility Index Future	08/21/2025	442,147	(4,453)
55	CBOE Volatility Index Future	09/18/2025	1,138,566	(30,784)
21	CBOE Volatility Index Future	10/23/2025	443,247	(2,145)
	TOTAL FUTURES CONTRACTS			$(69,094)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
83	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	$25,953,063	$(637,176)
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor's Depositary Receipt

WED	-Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1%).

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 73.9%
	U.S. TREASURY BILLS — 73.9%
30,000,000	United States Treasury Bill(a)	2.8400	07/03/25	$29,993,000
10,000,000	United States Treasury Bill(a)	4.1400	01/22/26	9,771,439
				39,764,439
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $39,768,269)			39,764,439

Shares
	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
4,972,075	First American Treasury Obligations Fund, Class X, 4.21% (Cost $4,972,075)(b)			4,972,075

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
486	S&P Emini Future, Maturing July 2025	ADM	07/07/2025	$5,200	$126,360,000	$1,215
162	S&P Emini Future, Maturing July 2025	FCS	07/07/2025	5,200	42,120,000	405
1,500	S&P Emini Future, Maturing July 2025	ADM	07/02/2025	5,000	375,000,000	3,750
500	S&P Emini Future, Maturing July 2025	FCS	07/02/2025	5,000	125,000,000	1,250
486	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,350	130,005,000	6,075
162	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,350	43,335,000	2,025
486	S&P Emini Future, Maturing July 2025	ADM	07/11/2025	5,350	130,005,000	12,150
162	S&P Emini Future, Maturing July 2025	FCS	07/11/2025	5,350	43,335,000	4,050
486	S&P Emini Future, Maturing July 2025	ADM	07/08/2025	5,300	128,790,000	3,645
162	S&P Emini Future, Maturing July 2025	FCS	07/08/2025	5,300	42,930,000	1,215
	TOTAL PUT OPTIONS PURCHASED (Cost - $179,960)					35,780

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $179,960)					35,780

	TOTAL INVESTMENTS - 83.1% (Cost $44,920,304)					$44,772,294
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $272,160)					(48,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.0%					9,109,931
	NET ASSETS - 100.0%					$53,833,625

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
972	S&P Emini Future, Maturing July 2025	ADM	07/07/2025	$5,100	$247,860,000	$2,430
324	S&P Emini Future, Maturing July 2025	FCS	07/07/2025	5,100	82,620,000	810
972	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,250	255,150,000	9,720
324	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,250	85,050,000	3,240
972	S&P Emini Future, Maturing July 2025	ADM	07/11/2025	5,250	255,150,000	19,440
324	S&P Emini Future, Maturing July 2025	FCS	07/11/2025	5,250	85,050,000	6,480
972	S&P Emini Future, Maturing July 2025	ADM	07/08/2025	5,200	252,720,000	4,860
324	S&P Emini Future, Maturing July 2025	FCS	07/08/2025	5,200	84,240,000	1,620
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $272,160)					48,600

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $272,160)					$48,600

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2025.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 3.4%
9,525	Hermes International - ADR	$2,582,323

	ASSET MANAGEMENT - 16.3%
27,100	Apollo Global Management, Inc.	3,844,677
22,000	Blackstone, Inc.	3,290,760
25,500	Brookfield Corporation	1,577,175
27,150	KKR & Company, Inc.	3,611,765
		12,324,377
	BEVERAGES - 3.8%
40,000	Coca-Cola Company (The)	2,830,000

	BIOTECH & PHARMA - 2.1%
2,050	Eli Lilly & Company	1,598,037

	E-COMMERCE DISCRETIONARY - 9.9%
20,895	Amazon.com, Inc.(a)	4,584,154
1,100	MercadoLibre, Inc.(a)	2,874,993
		7,459,147
	INFRASTRUCTURE REIT - 3.4%
11,650	American Tower Corporation, A	2,574,883

	INSURANCE - 4.3%
12,000	Progressive Corporation (The)	3,202,320

	INTERNET MEDIA & SERVICES - 18.7%
5,075	Meta Platforms, Inc., Class A	3,745,807
2,905	Netflix, Inc.(a)	3,890,172
4,925	Spotify Technology S.A.(a)	3,779,150
29,000	Uber Technologies, Inc.(a)	2,705,700
		14,120,829
	LEISURE FACILITIES & SERVICES - 4.7%
23,450	Live Nation Entertainment, Inc.(a)	3,547,516

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - CONSUMER STAPLES - 9.4%
3,644	Costco Wholesale Corporation	$3,607,341
35,200	Walmart, Inc.	3,441,856
		7,049,197
	RETAIL - DISCRETIONARY - 6.8%
19,125	O’Reilly Automotive, Inc.(a)	1,723,736
27,500	TJX Companies, Inc. (The)	3,395,975
		5,119,711
	SOFTWARE - 7.5%
750	HubSpot, Inc.(a)	417,473
8,472	Microsoft Corporation	4,214,057
1,000	ServiceNow, Inc.(a)	1,028,080
		5,659,610
	TECHNOLOGY HARDWARE - 3.0%
10,885	Apple, Inc.	2,233,275

	TECHNOLOGY SERVICES - 2.8%
6,000	Visa, Inc., Class A	2,130,300

	TELECOMMUNICATIONS - 2.7%
8,500	T-Mobile US, Inc.	2,025,210

	TOTAL COMMON STOCKS (Cost $51,888,401)	74,456,735

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
420,062	First American Treasury Obligations Fund, Class X, 4.21% (Cost $420,062)(b)	420,062

	TOTAL INVESTMENTS - 99.5% (Cost $52,308,463)	$74,876,797
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	361,389
	NET ASSETS - 100.0%	$75,238,186

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 76.3%
	ALTERNATIVE - 4.2%
20,991	AQR Long-Short Equity Fund, Class N	$384,560

	OPEN-END FUNDS - 72.1%
664,308	Catalyst Systematic Alpha Fund, Class I(a)	6,326,872
23,833	Catalyst/CIFC Senior Secured Income Fund, Class I(a)	219,982
2,688	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	29,651
		6,576,505

	TOTAL OPEN END FUNDS (Cost $8,443,338)	6,961,065

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.6%
	U.S. TREASURY BILLS — 6.6%
600,000	United States Treasury Bill(b),(c)	4.2800	09/04/25	595,388

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $595,971)			595,389

Shares
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
131,419	First American Treasury Obligations Fund, Class X, 4.21% (Cost $131,419)(d)			131,419

	TOTAL INVESTMENTS - 84.3% (Cost $9,170,728)			$7,687,873
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.7%			1,432,150
	NET ASSETS - 100.0%			$9,120,023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
29	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	$9,067,938	$317,868
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company.

(b)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2025.

(c)	As of June 30, 2025 a portion is held as collateral for futures with a market value of $595,388.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.9%
	EQUITY - 54.9%
34,972	iShares Core S&P 500 ETF, USD Class	$21,714,115

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,387,132)	21,714,115

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.5%
	U.S. TREASURY BILLS — 2.5%
1,000,000	United States Treasury Bill(a)	4.0800	07/29/25	996,767

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $996,622)			996,767

Shares
	SHORT-TERM INVESTMENTS — 30.2%
	MONEY MARKET FUNDS - 30.2%
11,944,051	First American US Treasury Money Market Fund, Class Z, 4.11% (Cost $11,944,051)(b)			11,944,051

	TOTAL INVESTMENTS - 87.6% (Cost $32,327,805)			$34,654,933
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.4%			4,906,797
	NET ASSETS - 100.0%			$39,561,730

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
99	CBOT 10 Year US Treasury Note Future	09/22/2025	$11,100,376	$132,063
23	CBOT 2 Year US Treasury Note Future	10/01/2025	4,784,539	19,094
201	CBOT 5 Year US Treasury Note Future	10/01/2025	21,909,001	203,742
24	CBOT Soybean Oil Future(d)	12/15/2025	759,600	(34,206)
10	CBOT Soybean Oil Future(d)	01/15/2026	317,400	(14,214)
51	CBOT US Treasure Bond Futures	09/22/2025	5,888,906	278,890
17	CBOT Wheat Future(d)	09/15/2025	457,513	(6,950)
4	CBOT Wheat Future(d)	12/15/2025	112,000	(1,663)
28	CME British Pound Currency Future	09/16/2025	2,401,875	(837)
78	CME Canadian Dollar Currency Future	09/17/2025	5,747,040	28,620
4	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	1,250,750	1,462
25	CME Euro Foreign Exchange Currency Future	09/16/2025	3,698,750	22,337
3	CME Nikkei 225 Index Future	09/12/2025	605,925	(1,175)
5	COMEX Silver Future(d)	09/29/2025	904,300	(17,350)
5	Eurex 30 Year Euro BUXL Future	09/09/2025	699,293	(5,861)

See accompanying notes which are an integral part of these financial statements.

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
64	Eurex 5 Year Euro BOBL Future	09/09/2025	$8,871,048	$(9,636)
31	Eurex EURO STOXX 50 Future	09/22/2025	1,945,077	15,882
6	FTSE/MIB Index Future	09/22/2025	1,408,198	14,100
11	HKG Hang Seng Index Future	07/31/2025	1,687,423	(8,911)
1	ICE Brent Crude Oil Future(d)	08/01/2025	66,740	120
24	ICE Gas Oil Future(d)	08/13/2025	1,586,400	(139,500)
4	Long Gilt Future	09/29/2025	510,761	439
6	MEFF Madrid IBEX 35 Index Future	07/21/2025	983,802	4,997
21	Montreal Exchange 10 Year Canadian Bond Future	09/19/2025	1,880,905	2,684
13	Montreal Exchange S&P/TSX 60 Index Future	09/19/2025	3,054,085	24,227
6	NYBOT CSC C Coffee Future(d)	09/19/2025	675,225	(55,950)
1	NYBOT CSC C Coffee Future(d)	12/19/2025	110,475	(18,113)
11	NYBOT CSC Cocoa Future(d)	09/16/2025	990,000	(32,030)
1	NYBOT CSC Cocoa Future(d)	12/16/2025	82,990	(1,250)
27	NYMEX Light Sweet Crude Oil Future(d)	07/23/2025	1,757,970	(196,720)
11	NYMEX NY Harbor ULSD Futures(d)	08/01/2025	1,051,651	6,326
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures(d)	08/01/2025	174,056	(278)
4	SFE S&P ASX Share Price Index 200 Future	09/19/2025	561,867	353
23	TSE TOPIX (Tokyo Price Index) Future	09/12/2025	4,559,917	66,067
	TOTAL FUTURES CONTRACTS			$276,759

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
11	CBOT Corn Future(d)	03/16/2026	$242,550	$6,613
47	CBOT Corn Future(d)	12/15/2025	999,925	30,725
7	CBOT Soybean Future(d)	01/15/2026	364,788	2,862
31	CBOT Soybean Future(d)	11/17/2025	1,591,850	13,475
15	CBOT Soybean Meal Future(d)	03/16/2026	447,750	(2,580)
64	CBOT Soybean Meal Future(d)	12/15/2025	1,851,520	(5,230)
75	CME Australian Dollar Currency Future	09/16/2025	4,942,125	(50,265)
1	CME E-Mini NASDAQ 100 Index Future	09/22/2025	457,865	(3,840)
5	CME E-mini Russell 2000 Index Futures	09/22/2025	547,925	(2,125)
13	CME Japanese Yen Currency Future	09/16/2025	1,136,606	(1,006)
11	CME New Zealand Dollar Currency Future	09/16/2025	672,155	(2,025)
46	CME Swiss Franc Currency Future	09/16/2025	7,317,738	(98,362)
2	COMEX Copper Future(d)	09/29/2025	254,125	(10,275)
3	COMEX Gold 100 Troy Ounces Future(d)	08/28/2025	992,310	(5,950)
21	Eurex 10 Year Euro BUND Future	09/09/2025	3,219,258	19,334
9	Euronext CAC 40 Index Future	07/21/2025	813,074	(209)
362	Euronext Milling Wheat Future(d)	09/11/2025	4,157,244	72,266
1	FTSE 100 Index Future	09/22/2025	120,642	432
59	KCBT Hard Red Winter Wheat Future(d)	09/15/2025	1,553,913	133,987
14	KCBT Hard Red Winter Wheat Future(d)	12/15/2025	385,000	37,788
128	NYBOT CSC Number 11 World Sugar Future(d)	10/01/2025	2,322,432	48,026

See accompanying notes which are an integral part of these financial statements.

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
17	NYBOT CTN Number 2 Cotton Future(d)	03/10/2026	$590,410	$(1,760)
40	NYBOT CTN Number 2 Cotton Future(d)	12/09/2025	1,362,600	(800)
41	NYMEX Henry Hub Natural Gas Futures(d)	07/30/2025	1,416,960	159,600
2	NYMEX Platinum Future(d)	10/30/2025	134,300	575
	TOTAL FUTURES CONTRACTS			$341,256

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2025.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 16.5%
	AEROSPACE & DEFENSE - 2.1%
2,800	TransDigm Group, Inc.			$4,257,792

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
14,600	Tradeweb Markets, Inc., Class A			2,137,440

	INTERNET MEDIA & SERVICES - 6.9%
1,600	Booking Holdings, Inc.			9,262,784
6,600	Meta Platforms, Inc., Class A			4,871,394
				14,134,178
	SOFTWARE - 6.5%
14,000	CyberArk Software Ltd.(a)			5,696,320
4,000	ServiceNow, Inc.(a)			4,112,320
12,500	Veeva Systems, Inc., Class A(a)			3,599,750
				13,408,390

	TOTAL COMMON STOCKS (Cost $28,700,833)			33,937,800

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 22.2%
	ASSET MANAGEMENT — 11.2%
115,800	Apollo Global Management, Inc.	6.7500	07/31/26	8,667,630
116,100	Ares Management Corporation	6.7500	10/01/27	6,153,300
152,200	KKR & Company, Inc.	6.2500	03/01/28	8,157,920
				22,978,850
	BANKING — 9.4%
8,048	Bank of America Corporation	7.2500	Perpetual	9,762,224
8,200	Wells Fargo & Company - Series L	7.5000	Perpetual	9,627,866
				19,390,090
	ELECTRIC UTILITIES — 1.6%
74,400	NextEra Energy, Inc.	7.2340	11/01/2027	3,292,200

	TOTAL PREFERRED STOCKS (Cost $43,627,933)			45,661,140

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 58.6%
	AUTOMOTIVE — 1.0%
2,110,000	Ford Motor Company(b)	—	03/15/26	$2,084,680

	E-COMMERCE DISCRETIONARY — 3.3%
8,040,000	Etsy, Inc.	0.2500	06/15/28	6,890,280

	ELECTRIC UTILITIES — 7.3%
6,930,000	Alliant Energy Corporation	3.8750	03/15/26	7,117,110
7,260,000	PPL Capital Funding, Inc.	2.8750	03/15/28	7,841,183
				14,958,293
	GAS & WATER UTILITIES — 3.4%
7,020,000	American Water Capital Corporation	3.6250	06/15/26	7,047,378

	HOME CONSTRUCTION — 1.0%
2,112,000	Meritage Homes Corporation	1.7500	05/15/28	2,044,891

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
2,820,000	Coinbase Global, Inc.	0.2500	04/01/30	3,681,510

	INTERNET MEDIA & SERVICES — 5.1%
7,339,000	Uber Technologies, Inc.	0.8750	12/01/28	10,469,083

	LEISURE FACILITIES & SERVICES — 3.8%
8,650,000	DraftKings, Inc.(b)	—	03/15/28	7,737,425

	MEDICAL EQUIPMENT & DEVICES — 4.4%
9,150,000	Dexcom, Inc.	0.2500	11/15/25	8,976,150

	REAL ESTATE INVESTMENT TRUSTS — 11.8%
4,459,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	4,688,193
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	6,556,420
5,030,000	Ventas Realty, L.P.	3.7500	06/01/26	6,013,365
4,360,000	Welltower OP, LLC(c)	2.7500	05/15/28	7,098,080
				24,356,058

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 58.6% (Continued)
	SOFTWARE — 9.2%
5,193,000	Nutanix, Inc.(c)	0.5000	12/15/29	$5,884,680
7,402,000	Okta, Inc.	0.3750	06/15/26	7,061,508
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,073,918
3,320,000	Tyler Technologies, Inc.	0.2500	03/15/26	4,080,280
				19,100,386
	TECHNOLOGY SERVICES — 6.5%
6,667,000	Global Payments, Inc.	1.5000	03/01/31	5,953,631
7,006,000	Shift4 Payments, Inc.	0.5000	08/01/27	7,496,420
				13,450,051
	TOTAL CONVERTIBLE BONDS (Cost $115,480,884)			120,796,185

Shares
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
3,191,107	First American Treasury Obligations Fund, Class X, 4.21% (Cost $3,191,107)(d)			3,191,107

	TOTAL INVESTMENTS - 98.8% (Cost $191,000,757)			$203,586,232
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			2,457,414
	NET ASSETS - 100.0%			$206,043,646

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $24,227,373 or 11.8% of net assets.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.8%
	ASSET MANAGEMENT — 0.8%
30	Eaton Vance Ltd. Duration Income Fund Series A(a)		6.9220	Perpetual	$645,000
12	Eaton Vance Ltd. Duration Income Fund Series B(a)		6.9220	Perpetual	258,000
61	Eaton Vance Ltd. Duration Income Fund Series C(a)		6.9220	Perpetual	1,311,500
29	Eaton Vance Ltd. Duration Income Fund Series D(a)		6.9220	Perpetual	623,500
24	Eaton Vance Ltd. Duration Income Fund Series E(a)		6.9220	Perpetual	516,000
88	Eaton Vance Senior Floating-Rate Trust Series A(a)		6.9220	Perpetual	1,892,000
46	Eaton Vance Senior Floating-Rate Trust Series B(a)		6.9220	Perpetual	989,000
136	Eaton Vance Senior Floating-Rate Trust Series C(a)		6.9220	Perpetual	2,924,000
18	Eaton Vance Senior Floating-Rate Trust Series D		6.9220	Perpetual	387,000
					9,546,000
	TOTAL PREFERRED STOCKS (Cost $9,552,875)				9,546,000

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 77.4%
	AGENCY MORTGAGE BACKED SECURITIES — 0.1%
217,454	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	27,025
168,359	Fannie Mae REMICS Series 2010-55 SH(b),(c)	-(SOFR30A + 0.114%) + 6.500%	2.0800	05/25/40	3,635
259,471	Fannie Mae REMICS Series 2018-95 SA(b),(c)	-(SOFR30A + 0.114%) + 6.150%	1.7300	01/25/49	24,843
239,440	Freddie Mac REMICS Series 3753 SB(b),(c)	-(SOFR30A + 0.114%) + 6.000%	1.5820	11/15/40	23,336
231,209	Freddie Mac Strips Series 365 257(b),(d)		4.5000	05/15/49	43,617
28,525,792	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	1,634,756
3,286	Government National Mortgage Association Series 2012-104 DI(a),(b),(e)		4.0000	09/16/25	3
113,293	Government National Mortgage Association Series 2003-12 S(b),(c)	-(TSFR1M + 0.114%) + 7.550%	3.1180	02/20/33	10,691
106,511	Government National Mortgage Association Series 2011-71 SG(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9680	05/20/41	9,877
128,095	Government National Mortgage Association Series 2011-89 SA(b),(c)	-(TSFR1M + 0.114%) + 5.450%	1.0180	06/20/41	11,705
1,217,938	Government National Mortgage Association Series 2013-43 IO(b),(d)		0.0230	08/16/48	264
					1,789,752
	AUTO LOAN — 0.2%
2,523,399	CAL Receivables, LLC Series 2022-1 B(c),(f)	SOFR30A + 4.350%	8.6540	10/15/26	2,518,809

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	CDO — 0.1%
2,403,950	Kodiak CDO II Ltd. Series 2A B1(a),(c),(f)	TSFR3M + 1.162%	5.4600	11/07/42	$1,664,735

	CDO — 1.1%
2,800,000	Attentus CDO III Ltd. Series 3A D(a),(c),(f)	TSFR3M + 1.912%	6.1410	10/11/42	595,658
2,967,458	Nomura CRE CDO Ltd. Series 2007-2A D(c),(f)	TSFR3M + 0.712%	5.0331	05/21/42	—
7,933,477	Taberna Preferred Funding I Ltd. Series 1A A2(a),(c),(f)	TSFR3M + 0.962%	5.2460	07/05/35	5,859,921
4,000,000	Taberna Preferred Funding I Ltd. Series 1A B2(a),(c),(f)	TSFR3M + 1.362%	5.6460	07/05/35	1,730,000
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(a),(c),(f)	TSFR3M + 0.912%	5.1720	11/05/35	1,259,330
5,950,000	Taberna Preferred Funding IV Ltd. Series 4A B1(a),(c),(f)	TSFR3M + 1.062%	5.3600	05/05/36	823,325
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(a),(c),(f)	TSFR3M + 0.762%	5.0600	08/05/36	2,320,286
352,328	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(c),(f)	PRIME + 0.550%	5.4040	02/08/35	280,981
538,727	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(c),(f)	PRIME + 0.550%	5.4040	02/08/35	374,954
					13,244,455
	NON AGENCY CMBS — 32.3%
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(d),(f)		5.8180	08/10/45	2,319,698
267,430	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	258,388
163,944	Bayview Commercial Asset Trust Series 2005-2A A2(c),(f)	TSFR1M + 0.639%	4.9590	08/25/35	160,583
81,972	Bayview Commercial Asset Trust Series 2005-2A M1(c),(f)	TSFR1M + 0.759%	5.0790	08/25/35	79,922
167,018	Bayview Commercial Asset Trust Series 2005-2A B1(c),(f)	TSFR1M + 1.839%	6.1590	08/25/35	170,683
165,058	Bayview Commercial Asset Trust Series 2005-3A M5(c),(f)	TSFR1M + 1.074%	5.3990	11/25/35	165,825
200,428	Bayview Commercial Asset Trust Series 2005-3A B1(c),(f)	TSFR1M + 1.764%	6.0890	11/25/35	224,069
880,837	Bayview Commercial Asset Trust Series 2005-3A B2(c),(f)	TSFR1M + 2.559%	6.8840	11/25/35	1,017,303
544,236	Bayview Commercial Asset Trust Series 2005-3A B3(c),(f)	TSFR1M + 4.614%	8.9390	11/25/35	636,800
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(c),(f),(g)	SOFRRATE + 3.714%	0.0000	01/25/36	645,125
315,120	Bayview Commercial Asset Trust Series 2006-1A M3(c),(f)	TSFR1M + 0.744%	5.0640	04/25/36	290,951
481,188	Bayview Commercial Asset Trust Series 2006-1A M5(c),(f)	TSFR1M + 9.545%	5.2740	04/25/36	444,653
514,159	Bayview Commercial Asset Trust Series 2006-1A M6(c),(f)	TSFR1M + 1.074%	5.3940	04/25/36	475,709
571,731	Bayview Commercial Asset Trust Series 2006-1A B1(c),(f)	TSFR1M + 1.689%	6.0090	04/25/36	538,707
87,496	Bayview Commercial Asset Trust Series 2006-2A B1(c),(f)	TSFR1M + 1.419%	5.7390	07/25/36	83,116
48,091	Bayview Commercial Asset Trust Series 2006-2A B2(c),(f)	TSFR1M + 2.319%	6.6390	07/25/36	774,477
138,963	Bayview Commercial Asset Trust Series 2006-4(c),(f)	TSFR1M + 0.459%	4.7790	12/25/36	133,521
514,018	Bayview Commercial Asset Trust Series 2006-SP2 M5(c),(f)	TSFR1M + 0.849%	5.1690	01/25/37	477,209
602,019	Bayview Commercial Asset Trust Series 2006-SP2 M6(c),(f)	TSFR1M + 0.954%	5.2740	01/25/37	641,668

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 32.3% (Continued)
1,785,906	Bayview Commercial Asset Trust Series 2007-2A M1(c),(f)	TSFR1M + 0.669%	4.9890	07/25/37	$1,698,692
1,231,070	Bayview Commercial Asset Trust Series 2007-2A M2(c),(f)	TSFR1M + 0.729%	5.0490	07/25/37	1,164,294
1,039,688	Bayview Commercial Asset Trust Series 2007-3 M5(c),(f)	TSFR1M + 1.014%	5.3340	07/25/37	1,140,930
5,863,911	BB-UBS Trust Series 2012-TFT B(d),(f)		3.6240	06/05/30	5,755,051
162,723	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	5.6640	06/25/43	169,868
217,508	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	214,629
878,000	BWAY Mortgage Trust Series 2013-1515 C(f)		3.4460	03/10/33	802,911
3,064,623	BXP Trust Series 2017-CQHP A(c),(f)	TSFR1M + 0.897%	5.2090	11/15/34	2,944,066
1,442,491	CD Mortgage Trust Series 2007-CD5 G(d),(f)		6.5820	11/15/44	1,435,617
3,621,087	CD Mortgage Trust Series 2017-CD5 XA(b),(d)		0.9130	08/15/50	43,590
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0800	12/15/47	9,201,781
326,800	CFCRE Commercial Mortgage Trust Series 2011-C2 D(d),(f)		5.0800	12/15/47	315,273
2,190,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(d),(f)		5.0800	12/15/47	1,860,854
10,638,718	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(f)	TSFR1M + 1.264%	5.5760	06/15/31	10,099,054
422,000	Citigroup Commercial Mortgage Trust Series 2012-GC8 D(d),(f)		5.2950	09/10/45	249,524
2,375,317	COMM Mortgage Trust Series 2012-LC4 C(d)		5.6900	12/10/44	2,306,456
6,285,347	COMM Mortgage Trust Series 2012-CCRE1 D(d),(f)		5.2740	05/15/45	5,705,928
4,391,437	COMM Mortgage Trust Series 2013-CCRE9 E(d),(f)		4.6210	07/10/45	4,272,900
4,074,007	COMM Mortgage Trust Series 2012-CCRE3 B(f)		3.9220	10/15/45	3,715,050
4,000,000	COMM Mortgage Trust Series 2012-CCRE3 C(d),(f)		4.2910	10/15/45	3,659,960
5,541,000	COMM Mortgage Trust Series 2013-LC6 E(f)		3.5000	01/10/46	5,094,301
102,394	COMM Mortgage Trust Series 2013-LC6 D(d),(f)		3.8600	01/10/46	98,475
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(d),(f)		3.7770	03/10/46	2,967,876
4,294,500	COMM Mortgage Trust Series 2013-CCRE6 D(d),(f)		4.0000	03/10/46	3,686,437
6,433,960	COMM Mortgage Trust Series 2013-CCRE7 D(d),(f)		4.3850	03/10/46	5,934,280
4,891,539	COMM Mortgage Trust Series 2010-C1 D(d),(f)		5.9850	07/10/46	4,765,459
81,238	COMM Mortgage Trust Series 2014-CR14 B(d)		3.7930	02/10/47	78,231
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(d)		3.7930	02/10/47	1,299,498
610,000	COMM Mortgage Trust Series 2014-CCRE17 C(d)		4.9410	05/10/47	588,825
10,384,991	COMM Mortgage Trust Series 2014-CCRE18 E(f)		3.6000	07/15/47	9,762,586
2,156,993	COMM Mortgage Trust Series 2015-CCRE23 D(d)		4.3650	05/10/48	2,089,155
15,291,800	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(f)		3.4000	10/05/30	14,860,904
1,880,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(f)		3.8000	10/05/30	1,748,572

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 32.3% (Continued)
61,039	Credit Suisse Commercial Mortgage Trust Series C4 C(d),(f)		5.5220	09/15/39	$59,455
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(d),(f)		0.6860	09/15/37	3,360
2,065,822	DBUBS Mortgage Trust Series 2011-LC3A D(d),(f)		5.5300	08/10/44	1,984,457
661,031	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(d),(f)		5.7778	03/18/49	244,581
6,875,515	GS Mortgage Securities Trust Series 2010-C1 C(d),(f)		5.6350	08/10/43	6,814,185
22,195,000	GS Mortgage Securities Trust Series 2010-C1 D(d),(f)		6.5760	08/10/43	21,144,732
16,791,000	GS Mortgage Securities Trust Series 2011-GC5 B(d),(f)		5.2950	08/10/44	15,892,757
1,225,723	GS Mortgage Securities Trust Series 2011-GC5 C(d),(f)		5.2950	08/10/44	1,079,120
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.8181	08/10/45	419,717
5,652,400	GS Mortgage Securities Trust Series 2012-GCJ9 D(d),(f)		4.7410	11/10/45	5,422,420
8,544,713	GS Mortgage Securities Trust Series 2013-GC14 F(d),(f)		4.0300	08/10/46	8,410,406
6,280,000	GS Mortgage Securities Trust Series 2013-GC14 G(d),(f)		4.2500	08/10/46	5,732,321
136,291	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	6.0090	08/25/34	130,180
94,356	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	7.0590	08/25/34	94,489
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(f)	TSFR1M + 1.317%	5.6290	11/15/35	3,281,036
17,346,791	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(f)		3.9100	05/05/30	15,959,047
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(f)		3.3920	11/15/43	9,329,310
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(d),(f)		5.7690	11/15/43	12,062,568
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(d),(f)		5.7690	11/15/43	1,852,631
1,546,617	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(d)		5.4890	12/12/43	644,767
391,336	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		5.1290	05/15/45	386,445
16,623,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(d),(f)		5.1290	05/15/45	15,957,892
7,205,334	JP Morgan Chase Commercial Mortgage Securities Series CBX E(d),(f)		4.8460	06/15/45	6,747,655
630,423	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(d),(f)		5.0130	02/15/46	599,731
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(d),(f)		5.3600	02/15/46	8,645,510
2,376,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(d),(f)		5.7100	02/15/46	2,117,224
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.2960	04/15/46	17,007
261,093	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(d),(f)		3.6900	12/15/47	247,669
121,741	JP Morgan Mortgage Acquisition Trust Series 2007-CH1 MV6(c)	TSFR1M + 0.939%	4.5590	11/25/36	162,126

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 32.3% (Continued)
3,000,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(d)		4.0710	07/15/45	$2,736,047
70,798	JPMBB Commercial Mortgage Securities Trust Series C12 C(d)		4.0710	07/15/45	67,789
6,858,429	JPMBB Commercial Mortgage Securities Trust Series C15 D(d),(f)		4.6098	11/15/45	5,968,739
100	LBSBN Series 2005-2A PS(g)		0.0000	09/27/30	2,950,000
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(f)		15.0000	08/15/30	110,000
31,012	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)		6.2200	05/12/39	33,733
511,745	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)		7.9800	09/12/49	486,053
232,032	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)		8.0090	09/12/49	220,337
347,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(d),(f)		4.3446	11/15/45	315,200
2,868,078	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(d)		4.5360	11/15/45	2,627,075
4,930,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(d),(f)		4.1120	07/15/46	4,015,943
2,200,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		4.1120	07/15/46	1,960,066
2,468,735	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(d)		4.2120	08/15/46	2,297,187
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(d),(f)		4.8610	10/15/46	3,788,271
1,084,737	Morgan Stanley Bank of America Merrill Lynch Trust Series C18 D(f)		3.3890	10/15/47	1,042,880
2,793,583	Morgan Stanley Bank of America Merrill Lynch Trust Series C8 F(d),(f)		4.3950	12/15/48	2,494,216
72,295	Morgan Stanley Capital I Trust Series 2011-C2 D(d),(f)		5.3850	06/15/44	70,241
10,180,000	Morgan Stanley Capital I Trust Series 2011-C2 E(d),(f)		5.3850	06/15/44	9,672,018
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(d),(f)		5.1060	07/15/49	1,932,056
968,287	Morgan Stanley Capital I Trust Series 2011-C3 E(d),(f)		5.1060	07/15/49	942,342
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(c),(f)	PRIME + 2.200%	6.8000	06/15/35	870,165
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(f)		0.2830	10/10/36	22,688
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(d),(f)		3.6490	03/10/46	474,509
3,718,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(d),(f)		3.8440	03/10/46	3,368,448
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(d),(f)		3.8440	03/10/46	1,941,052
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(d),(f)		5.8850	01/10/45	3,836,713
3,254,870	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(d),(f)		0.2050	10/15/44	1,092,920
5,925,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)		3.9150	07/15/46	5,344,722
29,757	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(d)		3.9150	07/15/46	29,178
1,784,425	WFLD Mortgage Trust Series 2014-MONT A(d),(f)		3.8800	08/10/31	1,686,980
102,827	WFRBS Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0000	02/15/44	99,632
4,513,238	WFRBS Commercial Mortgage Trust Series 2011-C4 E(d),(f)		5.1490	06/15/44	4,263,231

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 32.3% (Continued)
2,242,804	WFRBS Commercial Mortgage Trust Series 2011-C4 D(d),(f)		5.1490	06/15/44	$2,116,866
850,515	WFRBS Commercial Mortgage Trust Series 2013-C11 B(d)		3.7140	03/15/45	836,689
2,305,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(d),(f)		4.2010	03/15/45	1,950,131
1,329,865	WFRBS Commercial Mortgage Trust Series 2012-C9 E(d),(f)		4.8760	11/15/45	1,299,931
218,092	WFRBS Commercial Mortgage Trust Series 2012-C10 B		3.7440	12/15/45	204,910
1,705,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(d)		4.4550	12/15/45	1,383,676
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(d),(f)		3.8168	06/15/46	4,198,973
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.8168	06/15/46	12,892,655
9,167,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	8,599,566
4,859,322	WFRBS Commercial Mortgage Trust Series 2013-C15 B(d)		4.2860	08/15/46	4,567,763
1,362,632	WFRBS Commercial Mortgage Trust Series 2014-LC14 D(d),(f)		4.5860	03/15/47	1,313,160
6,529,534	WFRBS Commercial Mortgage Trust Series 2014-C25 D(d),(f)		3.8030	11/15/47	6,211,219
577,956	WFRBS Commercial Mortgage Trust Series 2014-C23 AS(d)		4.2100	10/15/57	562,929
4,740,000	Worldwide Plaza Trust Series 2017-WWP A(f)		3.5260	11/10/36	3,341,700
5,705,000	Worldwide Plaza Trust Series 2017-WWP B(d),(f)		3.7150	11/10/36	1,996,749
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(c),(f)	SOFRRATE + 3.120%	7.4390	01/06/26	2,983,671
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(f)		15.0000	09/01/25	722,419
					386,655,670
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5%
1,300,807	ABFC Trust Series 2002-WF2 CE(g)		0.0000	11/25/29	1,254,445
165,268	ABFC Trust Series 2003-OPT1 A3(c)	TSFR1M + 0.794%	5.1140	04/25/33	160,871
189,821	ABFS Mortgage Loan Trust Series 2000-1 A1(e)		8.4250	07/15/31	160,990
109,534	ABFS Mortgage Loan Trust Series 2000-3 A(e)		8.1100	09/15/31	92,415
618,911	ABFS Mortgage Loan Trust Series 2001-3 A2(e),(f)		6.1700	03/15/32	619,028
2,178,234	ABFS Mortgage Loan Trust Series 2002-1 A5(e)		7.0100	12/15/32	1,789,363
604,007	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	6.6760	08/15/33	603,901
860,427	ABFS Mortgage Loan Trust Series 2002-4 M1(e)		4.5400	12/15/33	604,864
89,354	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	89,022
37,322	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	36,940
733,085	Accredited Mortgage Loan Trust Series 2004-3 2A6(c)	TSFR1M + 0.984%	5.3040	10/25/34	738,765
3,820,334	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	5.8130	04/25/35	3,969,948
2,482,933	ACE Securities Corp Home Equity Loan Trust Series HE1 CE(g)		0.0000	11/20/31	2,200,000
137,462	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	5.7090	08/25/32	232,231

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
30,444	ACE Securities Corp Home Equity Loan Trust Series HE2 M3(c)	TSFR1M + 3.339%	7.6590	08/25/32	$49,189
227,025	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	7.3590	06/25/33	217,742
440,366	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	6.0840	03/25/34	439,008
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(f)	TSFR1M + 5.364%	9.6900	07/25/34	445,834
34,047	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	5.4840	07/25/34	33,449
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	7.9340	05/25/35	1,722,489
101,471	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(f),(h)		0.0000	08/15/30	98,656
106,569	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.2950	06/25/35	104,868
69,885	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.3980	08/25/35	53,254
547,380	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.4600	09/25/35	481,393
162,593	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	4.9540	11/25/35	140,635
193,505	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	4.9740	11/25/35	165,202
58,075	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.0470	01/25/36	51,637
148,616	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.0470	01/25/36	129,644
102,601	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	4.9740	01/25/36	96,084
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	7.5840	09/25/34	353,223
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	6.4590	10/25/34	522,422
2,219,692	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	5.2240	09/28/29	2,087,233
188,977	Alternative Loan Trust Series 2004-J6 M(d)		9.8780	11/25/31	188,908
47,084	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	46,806
739,166	Alternative Loan Trust Series 2004-8CB M3(c)	TSFR1M + 29.645%	7.2840	06/25/34	935,966
195,433	Alternative Loan Trust Series 2005-36 4A1(d)		4.3400	08/25/35	179,353
386,756	Alternative Loan Trust Series 2005-43 5A1(d)		5.7820	09/25/35	347,776
628,935	Alternative Loan Trust Series 2005-43 3A1(d)		4.4880	10/25/35	584,664
46,100	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	5.0360	11/20/35	42,740
1,020,465	Alternative Loan Trust Series 2006-OC2 2A3(c)	TSFR1M + 0.694%	5.0140	02/25/36	924,837
1,468,744	Alternative Loan Trust Series 2006-J6 A2(b),(c)	-(TSFR1M + 0.114%) + 5.500%	1.0660	09/25/36	149,777
1,203,889	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.3710	09/25/36	446,261
639,523	Alternative Loan Trust Series 2006-32CB A2(b),(c)	-(TSFR1M + 0.114%) + 5.330%	0.8960	11/25/36	61,964
385,256	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	5.1040	11/25/36	176,231
983	Alternative Loan Trust Series 2006-OC11(c)	TSFR1M + 0.454%	4.7740	01/25/37	3,565
342,446	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	346,590
506,281	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	4.6240	05/25/46	443,402

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
6,432,359	American Home Mortgage Investment Trust Series 2005-2 5A4D(e)		5.8280	09/25/35	$4,630,519
989	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	5.3340	04/25/44	987
845,498	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.6760	11/25/45	313,174
281,212	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	4.8140	12/25/46	269,864
385,560	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	7.2840	08/25/32	404,679
93,571	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.5190	01/25/33	91,598
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	7.1940	05/25/34	913,430
107,910	Ameriquest Mortgage Securities, Inc. Asset Backed Series R1 M1(c)	TSFR1M + 0.909%	5.2290	02/25/34	129,440
148,639	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series AR1 M1(c)	TSFR1M + 1.179%	3.5150	09/25/32	152,069
2,218,130	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-C M1(c)	TSFR1M + 3.489%	7.8090	11/25/32	2,330,608
224,045	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.2540	02/25/33	202,762
442,829	Ameriquest Mortgage Securities, Inc. Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	3.0310	06/25/33	373,954
395,532	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.2340	07/25/32	410,568
171,980	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	5.0800	11/25/29	154,644
889,697	Argent Securities, Inc. Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	4.1840	09/25/33	793,780
326,029	Argent Securities, Inc. Asset-Backed Pass-Through Series W6 AV1(c)	TSFR1M + 0.974%	5.2940	01/25/34	312,456
176,404	Argent Securities, Inc. Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	4.2020	06/26/34	177,805
2,621,224	Asset Backed Securities Corporation Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	9.6760	01/15/33	2,407,173
366,732	Asset Backed Securities Corporation Home Equity Loan Series HE6 A2(c)	TSFR1M + 0.794%	5.1140	11/25/33	407,296
551,694	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(c)	-(TSFR1M + 0.114%) + 5.150%	0.7160	05/25/46	31,745
546,687	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	5.2840	05/25/46	469,533
299,604	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	271,646
241,783	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	219,216
635,935	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	576,591
1,034,357	Banc of America Funding Corporation Series 2008-1 A2(d)		4.4600	09/25/48	1,005,321
204,832	Banc of America Funding Trust Series 2016-R2 1A1(d),(f)		4.7000	05/01/33	204,623
67,868	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	30,838
40,706	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	35,598
382,389	Banc of America Funding Trust Series 2004-B 6A1(d)		2.8390	12/20/34	321,636
129,464	Banc of America Funding Trust Series 2005-B 1A1(d)		5.6250	04/20/35	120,006
1,333,002	Banc of America Funding Trust Series 2005-E 2A1(d)		3.7520	05/20/35	1,166,826

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
2,128,895	Banc of America Funding Trust Series 2015-R8 3A2(d),(f)		4.7760	08/26/35	$1,689,932
47,345	Banc of America Funding Trust Series 2005-8 30PO(i)		0.0000	01/25/36	30,849
1,101,776	Banc of America Funding Trust Series 2006-A 5A1(d)		3.6700	02/20/36	965,051
848,074	Banc of America Funding Trust Series 2006-A 4A1(d)		5.4830	02/20/36	818,148
369,224	Banc of America Funding Trust Series 2006-B 7A1(d)		4.4740	03/20/36	322,999
153,897	Banc of America Funding Trust Series 2006-B 1A1(d)		6.8710	03/20/36	148,038
121,982	Banc of America Funding Trust Series 2006-C 4A1(d)		5.5670	04/20/36	108,829
493,542	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	452,564
194,050	Banc of America Funding Trust Series 2006-F 1A2(d)		6.4740	07/20/36	163,375
6,371	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.5590	07/20/36	6,327
66,517	Banc of America Funding Trust Series 2007-7 30PO(i)		0.0000	09/25/37	30,924
90,267	Banc of America Funding Trust Series 2006-I 5A1(d)		3.5070	10/20/46	77,188
1,147,306	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	879,816
317,804	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	169,657
333,971	Banc of America Funding Trust Series 2009-R9 3A3(d),(f)		3.4770	11/25/56	260,872
252,926	Banc of America Funding Trust Series 2006-J 4A1(d)		5.0780	01/20/47	219,896
3,857,104	Banc of America Mortgage Trust Series 2004-G 3A1(d)		5.8110	08/25/34	2,559,724
29,899	Banc of America Mortgage Trust Series 2005-A 2A2(d)		5.1180	02/25/35	29,089
584,292	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4800	08/25/35	525,409
595,638	Banc of America Mortgage Trust Series 2005-I 4A1(d)		7.4000	10/25/35	598,116
68,569	Banc of America Mortgage Trust Series 2006-A 1A1(d)		3.9690	02/25/36	58,243
59,093	Banc of America Mortgage Trust Series 2006-B 2A1(d)		5.3290	11/20/46	52,597
4,500,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		0.7400	02/10/32	463,080
604,923	Bayview Financial Asset Trust Series 2007-SR1A A(c),(f)	TSFR1M + 0.564%	4.8840	03/25/37	606,582
2,541,918	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(f)	TSFR1M + 0.914%	5.2340	03/25/37	2,556,925
1,413,554	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(f)	TSFR1M + 1.014%	5.3340	03/25/37	1,422,372
991,968	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(f)	TSFR1M + 1.264%	5.5840	03/25/37	1,007,561
2,084,018	Bayview Financial Asset Trust Series 2007-SR1A M4(c),(f)	TSFR1M + 1.614%	5.9340	03/25/37	2,079,079
847,783	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	8.5680	02/28/44	907,641
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(d),(f)		5.4390	12/27/34	4,080,867
1,676,166	BCAP, LLC Trust Series 2009-RR10 1A2(d),(f)		6.0000	02/26/36	1,663,703
1,165,186	BCAP, LLC Trust Series 2010-RR11 3A3(d),(f)		4.3620	06/27/36	1,113,267
3,754,426	BCAP, LLC Trust Series 2012-RR8 4A6(d),(f)		2.4160	11/20/36	3,197,517
1,094,945	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	1,088,225

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
643,801	BCMSC Trust Series 1999-A M1(d)		6.7850	03/15/29	$636,156
731,888	BCMSC Trust Series 1999-B A2(d)		0.6650	12/15/29	49,467
611,382	BCMSC Trust Series 1999-B A3(d)		0.6650	12/15/29	42,537
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.6650	12/15/29	356,503
737,790	BCMSC Trust Series 1999-B A6(d)		0.6650	12/15/29	56,191
125,759	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.2910	01/25/35	119,806
1,391,379	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	4.9340	01/25/36	1,312,592
2,089,790	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	4.9140	02/25/36	1,993,574
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.8590	05/25/36	174,510
146,094	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	4.8140	05/25/36	125,044
52,440	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.2200	05/25/36	32,376
193,115	Bear Stearns ARM Trust Series 2004-9 23A1(d)		8.2500	11/25/34	192,097
712,417	Bear Stearns ARM Trust Series 2005-6 3A1(d)		6.4420	08/25/35	692,726
204,159	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.5290	10/25/36	197,279
47,366	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.7350	08/25/47	41,451
2,725,658	Bear Stearns ARM Trust Series 2007-5 2A1(d)		5.1540	08/25/47	2,484,868
1,113,003	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.7450	09/25/34	1,081,965
4,660,065	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	10.4340	10/25/34	4,660,883
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	6.0200	12/25/34	193,498
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	5.2380	05/25/35	1,070,987
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	5.2380	05/25/35	977,008
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(c)	TSFR1M + 2.064%	5.2380	05/25/35	381,100
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(f)	TSFR1M + 4.614%	5.2790	08/25/35	3,646,619
125,801	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.4340	08/25/35	74,915
2,412,279	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	4.9590	12/25/36	2,323,337
1,171,529	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	4.8390	01/25/37	1,103,053
11,855	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(e)		5.7500	10/25/33	13,404
367,823	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	5.3340	12/25/33	378,744
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	6.6840	04/25/36	1,933,243
910,775	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	7.0590	07/25/36	909,004
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	8.1840	07/25/36	2,874,813
24,177	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	24,512
409,556	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		3.0000	10/25/36	131,207
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	7.5840	11/25/39	311,207

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
407,310	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	7.5840	12/25/42	$481,657
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	7.5840	12/25/42	1,027,836
26,551	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(i)		0.0000	09/25/46	19,717
133,958	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	124,829
518,823	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	4.7340	12/25/36	778,748
100	Bear Stearns Mortgage Funding Trust Series 2007-SL1 2A(c),(g)	US0001M + 0.300%	0.0000	03/25/37	1
2,075,038	Bear Stearns Mortgage Funding Trust Series 2007-SL1 1A(c)	TSFR1M + 4.345%	4.7540	03/25/37	2,677,815
3,902	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(d)		8.8300	03/25/31	3,886
242	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(d)		8.8300	03/25/31	240
160,763	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	TSFR1M + 0.494%	4.6240	01/25/37	157,952
13,244	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	4.8740	08/25/37	12,618
226,914	Bond Securitization Trust Series 2003-1 X(d),(g)		0.0000	10/25/34	208,720
317,740	CDC Mortgage Capital Trust Series 2002-HE1 M(c)	TSFR1M + 1.989%	6.3090	01/25/33	1,043,349
15,456,913	Centex Home Equity Loan Trust Series 2004-A XIO(g)		0.0000	01/25/34	2,513,220
100,225	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.7460	06/25/34	98,158
185,954	Centex Home Equity Loan Trust Series 2004-D MF2(e)		6.0600	09/25/34	185,422
111,831	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	5.9340	06/25/34	114,466
39,331	Chase Funding Trust Series 2003-6 1A7(e)		4.8320	11/25/34	38,888
201,046	Chase Funding Trust Series 2003-3 2B(c)	TSFR1M + 4.614%	8.9340	05/25/32	192,450
909,358	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	554,238
188,214	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.7040	02/25/34	172,223
182,919	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	177,241
1,203,410	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		5.8660	05/25/34	1,153,892
34,249	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(h)		0.0000	07/25/34	27,171
295,319	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		6.5430	08/25/34	276,803
1,505,623	CHL Mortgage Pass-Through Trust Series 2004-25 2A1(c)	TSFR1M + 0.794%	5.1140	02/25/35	1,392,895
1,274	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	5.1540	03/25/35	426
1,714,629	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(d)		3.6550	04/25/35	1,348,341
216,124	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	131,358
101,226	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(d)		4.4780	10/20/35	97,702
711,896	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(d)		4.4780	01/25/36	642,659
107,410	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	100,551
367,124	CIT Home Equity Loan Trust Series 2002-2 MV2(c)	TSFR1M + 2.004%	6.5780	11/25/31	583,995
75,948	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	70,826

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
170,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	$153,153
86,941	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.9370	03/25/34	75,031
17,654	Citigroup Mortgage Loan Trust Series 2013-8 1A2(d),(f)		5.3730	05/25/35	16,549
207,967	Citigroup Mortgage Loan Trust Series 2009-4 7A5(d),(f)		5.4800	05/25/35	197,189
214,712	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.4610	03/25/36	210,578
317,880	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.7530	06/25/36	306,770
260,427	Citigroup Mortgage Loan Trust Series 2013-8 2A2(d),(f)		5.1550	11/25/36	173,544
1,224,696	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(c),(f)	TSFR1M + 0.184%	4.5040	01/25/37	1,086,912
1,440,199	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(d)		4.7420	03/25/37	1,400,509
555,142	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(f)	TSFR1M + 0.514%	4.8340	01/25/29	530,043
187,166	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	7.9590	12/25/33	228,869
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	8.9340	12/25/33	3,686,116
30,394	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	31,915
226,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	7.0590	11/25/34	859,618
883,238	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	686,875
303,072	Citigroup Mortgage Loan Trust, Inc. Series 2005-SHL1 M3(c),(f)	TSFR1M + 3.114%	6.9600	07/25/44	562,421
63,420	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(i)		0.0000	01/25/37	35,724
139,751	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9660	01/25/37	10,276
14,625	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,157
11,151,101	Conseco Finance Corporation Series 7 B2(d)		0.3200	10/15/26	289,295
427,959	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	432,520
1,602,142	Conseco Finance Corporation Series 6 B1(d)		8.0000	09/15/27	1,622,691
2,284,596	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	2,322,274
883,376	Conseco Finance Corporation Series 9 B1(d)		7.6500	01/15/28	896,829
3,094,689	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	3,145,922
1,312,012	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,384,043
3,629,369	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	3,684,964
1,947,072	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	1,976,448
176,560	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	177,630
3,519,037	Conseco Finance Corporation Series GT 1997-5 B1(d)		6.9700	05/15/29	3,584,546
2,027,639	Conseco Finance Corporation Series 3 M1(d)		6.8600	03/01/30	2,075,251
404,498	Conseco Finance Corporation Series 3 A9(d)		6.5300	02/01/31	366,561
1,253,362	Conseco Finance Corporation Series 3 A8(d)		7.0600	02/01/31	1,158,439
1,591,079	Conseco Finance Securitizations Corporation Series 6 A1(d),(f)		7.3600	06/01/30	435,798

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
2,186,639	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	$2,147,230
70,762	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	4.9060	01/15/28	57,990
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	8.7840	08/25/33	232,133
409,663	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	7.0590	10/25/33	418,633
22,095	Countrywide Asset-Backed Certificates Series 2004-S1 M1(e)		5.2520	02/25/35	21,955
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(e)		3.9620	01/25/37	562,312
730,387	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	4.9390	05/25/37	656,584
20,842	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	4.5760	11/15/36	18,514
2,645,032	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	4.5760	11/15/36	2,279,963
168,223	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	90,921
413,030	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	417,983
150,837	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(c)	TSFR1M + 2.514%	6.8340	02/25/32	162,396
230,805	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(d),(f)		5.0630	03/25/32	221,458
104,432	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	101,720
525,901	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	3.9680	08/25/32	502,885
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	7.2340	10/25/32	673,589
15,419	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		7.0510	11/25/32	15,003
60,464	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		7.0510	11/25/32	58,702
42,014	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6570	04/25/33	39,818
158,582	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	7.1840	11/25/33	160,360
515,305	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	6.5340	02/25/34	579,814
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	3.8760	04/25/34	643,476
50,512	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	44,717
687,310	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	598,533
2,881	Credit-Based Asset Servicing and Securitization Series 1999-3 A(d),(f)		4.0940	02/03/29	2,224
2,779,977	Credit-Based Asset Servicing and Securitization Series CB1 B2(c)	TSFR1M + 5.889%	10.2090	02/25/30	2,601,172
876,565	Credit-Based Asset Servicing and Securitization Series 2002-CB2 M2(c)	TSFR1M + 2.064%	6.3840	04/25/32	917,563
125,809	Credit-Based Asset Servicing and Securitization Series CB4 M1(c)	TSFR1M + 1.239%	5.5590	02/25/33	133,683
4,464,000	Credit-Based Asset Servicing and Securitization Series RP1 B3(e),(f)		5.9000	04/25/36	4,991,578
884,419	Credit-Based Asset Servicing and Securitization Series 2006-RP2 M1(c),(f)	TSFR1M + 1.164%	5.4840	07/25/36	953,766
254,482	Credit-Based Asset Servicing and Securitization Series 2006-CB2 AF4(e)		2.9850	12/25/36	206,909
713,512	Credit-Based Asset Servicing and Securitization Series 2007-SL1A A2(c),(f)	TSFR1M + 0.574%	4.8940	02/25/37	559,151
153,884	Credit-Based Asset Servicing and Securitization Series 2007-SP1 M1(e),(f)		4.3530	12/25/37	224,539

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
1,048,227	Credit-Based Asset Servicing and Securitization Series 2004-RP1 M3(c),(f)	TSFR1M + 3.114%	7.4340	05/25/50	$1,053,107
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	8.4340	02/25/32	623,104
512,668	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	520,726
30,890	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	7.3340	07/25/33	30,515
190,243	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	194,759
486,094	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	4.7840	10/25/35	411,245
88	CSMC Series 2014-4R 16A3(c),(f)	TSFR1M + 0.314%	5.1010	02/27/36	88
61,546	CSMC Series 2011-6R 4A2(d),(f)		3.8440	04/28/37	56,724
1,332,700	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	774,910
512,638	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	276,525
124,586	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	4.6840	04/25/37	96,509
158,899	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	132,873
2,302,731	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.0630	06/25/37	351,741
188,824	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	4.8340	06/25/37	104,131
1,050,875	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(c)	TSFR1M + 1.689%	4.2840	12/25/34	960,107
357,137	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		5.5680	01/25/35	234,911
1,275,510	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(e)		6.5470	05/25/36	1,042,873
1,698,864	CWABS Asset-Backed Certificates Trust Series 2007-4 A5W(e)		4.2880	04/25/47	1,414,487
298,540	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	5.1840	03/25/34	303,743
37,509	CWABS Inc Asset-Backed Certificates Series 2004-1(c)	TSFR1M + 0.939%	5.2590	03/25/34	42,195
34,363	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	4.7060	02/15/34	34,010
356,778	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	341,326
1,062,589	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,638,093
139,767	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	140,437
9,480	CWHEQ Revolving Home Equity Loan Trust Series H 2A(c)	TSFR1M + 0.354%	4.6660	12/15/35	9,475
432,031	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(c)	TSFR1M + 0.454%	4.7660	02/15/36	402,126
4,800,702	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	4.5660	01/15/37	4,574,317
261,966	CWHEQ Revolving Home Equity Loan Trust Series D 2A(c)	TSFR1M + 0.304%	4.6160	11/15/35	242,390
1,479,781	CWHEQ Revolving Home Equity Loan Trust Series B A(c)	TSFR1M + 0.264%	4.5760	02/15/37	1,388,665
394,661	CWHEQ Revolving Home Equity Loan Trust Series A A(c)	TSFR1M + 0.234%	4.5460	04/15/37	371,423
926,352	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	4.6540	08/25/37	801,514
93,254	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(e)		6.3650	02/25/36	87,449

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
132,349	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2 A3(d)		4.6780	06/25/36	$121,901
1,342,592	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	1,333,770
709,753	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF1(c),(f)	TSFR1M + 0.394%	4.7060	04/15/36	653,405
1,793,506	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF2(c),(f)	TSFR1M + 0.394%	4.7060	04/15/36	1,651,116
716,153	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 4AF1(c),(f)	TSFR1M + 0.404%	4.7160	04/15/36	660,786
26,656	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 B2(d)		5.5000	09/25/33	26,016
137,093	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	5.2720	09/19/44	122,187
850,324	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	5.2320	11/19/44	725,688
563,510	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	5.2320	11/19/44	513,619
1,576,679	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	4.9120	07/19/45	1,437,582
3,858,647	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	4.5720	04/19/47	2,935,837
216,588	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	213,887
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	5.3790	11/25/34	193,653
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	5.4540	11/25/34	174,279
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	6.2340	04/25/32	253,094
9,882	First Franklin Mortgage Loan Trust Series 2003-FFB X(d),(g)		0.0000	02/25/33	10,000
891,057	First Franklin Mortgage Loan Trust Series 2003-FF1(c)	TSFR1M + 2.739%	7.0590	03/25/33	1,168,811
413,787	First Franklin Mortgage Loan Trust Series 2003-FF4 M1(c)	TSFR1M + 1.914%	6.2390	10/25/33	409,484
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	5.9340	03/25/34	152,279
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(c)	TSFR1M + 1.689%	6.0090	06/25/34	4,272,803
1,001,360	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	1.9529	10/25/34	858,850
44,503	First Franklin Mortgage Loan Trust Series 2004-FFA X(f),(g)		0.0000	04/25/38	44,000
138,759	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.0930	12/25/34	131,514
337,273	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		4.6790	02/25/35	311,537
24,232	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		4.6490	03/25/35	13,790
1,725,535	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		3.2840	05/25/35	820,616
170,576	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		5.4820	07/25/35	89,179
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d),(g)		0.0000	07/25/36	—
15,272	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.4790	05/25/30	15,161
12,077	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.8270	05/25/30	11,853
145,371	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	4.7040	02/25/35	132,707
153,852	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		5.2570	10/25/35	141,542

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
584,595	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		7.0000	01/25/36	$443,916
461,555	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5150	10/25/36	362,500
358,771	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(d)		2.9830	05/25/37	288,713
31,285	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		3.8750	07/25/37	15,022
157,220	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(f)	TSFR1M + 1.714%	6.0340	01/25/29	157,049
272,771	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(f)		6.9900	01/25/29	273,123
764,013	Floating Rate Mortgage Pass-through Certificates Series 2 M3(c)	TSFR1M + 3.039%	7.3590	10/25/31	793,513
220,038	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	5.1440	12/25/29	215,340
197,857	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	5.2240	12/25/29	192,790
1,084,525	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	6.1590	10/25/33	1,292,631
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	7.4340	05/25/34	30,200
5,471	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	5.1690	01/25/35	5,413
187,802	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(f)	TSFR1M + 0.434%	4.7540	11/25/32	185,121
908,529	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(f)	TSFR1M + 0.614%	4.9340	10/25/34	863,437
9,425	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(f)	TSFR1M + 0.614%	4.9340	08/25/35	4,742
854,736	GMACM Home Equity Loan Trust Series 2005-HE3 A1VN(c),(f)	TSFR1M + 0.614%	4.9340	02/25/36	783,188
792,811	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	TSFR1M + 0.254%	4.5740	12/25/37	735,488
601,591	GMACM Home Equity Loan Trust Series 2007-HE2 A4(e)		7.4240	12/25/37	593,580
115,419	GMACM Mortgage Loan Trust Series 2004-J2 A9(h)		0.0000	06/25/34	98,439
1,630,857	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.7690	07/19/35	1,406,228
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(e)		5.5000	07/25/35	374,072
278,685	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		3.8460	11/19/35	241,434
55,354	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(c)	TSFR1M + 0.294%	4.6060	09/15/30	55,318
614,220	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	6.3990	03/25/36	574,503
57,767	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	4.8540	04/25/36	51,174
232,729	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	4.9540	10/25/45	226,824
252,572	GreenPoint Mortgage Funding Trust Series 2005-AR4 3A1(c)	12MTA + 1.400%	5.7990	10/25/45	199,251
201,231	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	4.9940	11/25/45	151,040
1,449,838	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	5.5840	10/25/34	1,225,340
312,037	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	4.9140	08/25/45	262,042
1,541,143	GSAA Home Equity Trust Series 2004-5 M2(e)		4.3170	06/25/34	1,371,331
178,015	GSAA Home Equity Trust Series 2005-3 B1(c)	TSFR1M + 1.989%	6.3090	12/25/34	176,794
968,493	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	7.8840	12/25/34	895,844
952,214	GSAA Home Equity Trust Series 2005-9 M2(c)	TSFR1M + 0.864%	5.1840	08/25/35	944,944

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
388,326	GSAA Home Equity Trust Series 2007-7 A4(c)	TSFR1M + 0.654%	4.9740	07/25/37	$373,714
77,626	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	5.2590	05/25/34	71,405
1,278,317	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	6.8340	06/25/34	1,080,394
3,997,084	GSAMP Trust Series 2004-AR2 M2(c)	TSFR1M + 1.014%	5.3340	08/25/34	4,213,431
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(d),(f)		7.7500	05/19/27	124,585
48,560	GSMPS Mortgage Loan Trust Series 1998-3 A(d),(f)		5.1260	09/19/27	48,246
111,461	GSMPS Mortgage Loan Trust Series 1999-2 A(d),(f)		8.0000	09/19/27	110,936
41,417	GSMPS Mortgage Loan Trust Series 1998-1 A(d),(f)		8.0000	09/19/27	40,118
319,285	GSMPS Mortgage Loan Trust Series 2001-2 A(d),(f)		7.5000	06/19/32	311,867
83,885	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.7700	03/25/33	78,892
8,853	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	5.8800	03/25/33	8,812
64,769	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9290	04/25/33	61,098
145,177	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.8960	05/25/33	146,476
119,253	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.5590	08/25/33	117,304
38,197	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	4.7340	12/25/34	35,213
223,515	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	4.7340	01/25/35	206,412
52,086	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	51,644
88,706	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		6.3410	10/25/35	84,692
203,448	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.7230	11/25/35	171,955
966,757	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	924,970
418,831	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	400,728
313,836	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	300,271
1,043,730	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	959,516
195,844	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	5.3840	02/25/36	1,251,237
708,843	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	506,960
8,764	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	53,360
5,728	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	23,994
1,219,699	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,064,552
1,441,195	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,257,874
2,257,653	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	720,000
815,348	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	545,000
64,229,777	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	951,000
42,134	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	101,694
224,274	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	541,298

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
113,822	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	$274,716
9,451	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,575,000
16,701	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,290,000
102,094	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	194,791
182,857	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	745,998
743,990	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	435,548
415,809	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		4.0440	03/25/37	361,597
1,102,990	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		4.1710	03/25/37	552,753
57,294	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,406,285
205,213	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		5.9810	05/25/37	190,493
29,613	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	61,763
1,712,487	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,446,593
53,333	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.3090	05/19/33	43,691
516,584	HarborView Mortgage Loan Trust Series 2003-1 A(d)		5.3090	05/19/33	480,538
225,044	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		6.0030	04/19/34	163,070
807,636	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	5.2320	11/19/34	630,262
62,355	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	5.2120	12/19/34	52,407
3,114,432	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	1.3460	05/19/35	859,151
33	HarborView Mortgage Loan Trust Series 2005-14 3A1A(d)		7.2970	12/19/35	33
1,825,678	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	6.3990	01/19/37	1,390,397
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	7.0340	06/25/32	35,684
358,059	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	8.6840	05/25/33	369,145
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	9.1840	06/25/33	1,255,405
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	7.6840	04/25/34	138,198
41,806	Home Equity Asset Trust Series 2004-3 B1(c)	TSFR1M + 2.714%	7.0340	08/25/34	342,523
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	6.3840	11/25/34	3,244,183
4,092,208	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	4.9590	08/25/37	4,910,424
224,779	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.6210	12/25/31	394,992
484,233	Home Equity Mortgage Loan Asset-Backed Trust Series C AV(c)	TSFR1M + 0.364%	4.6210	12/25/31	468,302
1,908,000	Home Equity Mortgage Loan Asset-Backed Trust Series A MF2(e)		6.0980	10/25/32	390,000
187,292	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	5.8590	10/25/33	192,119
54,494	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	3.7790	07/25/34	52,263
208,992	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	4.7740	05/25/37	201,393
294,623	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	294,485

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
455,355	IMC Home Equity Loan Trust Series 1998-3 A7(e)		5.4320	08/20/29	$449,539
41,939	IMC Home Equity Loan Trust Series 1998-5 A5(e)		5.2940	12/20/29	41,848
60,389	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	5.2340	03/25/35	58,145
170,508	Impac CMB Trust Series 2005-4 2A1(c)	TSFR1M + 0.414%	5.0340	05/25/35	163,657
115,828	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	5.1940	05/25/35	112,235
525,532	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	6.9090	05/25/35	560,582
482,877	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	4.9540	11/25/35	429,354
151,360	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2400	08/25/33	149,703
109,744	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		5.9330	07/25/35	103,231
102,296	IndyMac ARM Trust Series 2001-H1 1A(d)		6.2800	08/25/31	54,217
70,762	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(i)		0.0000	09/25/37	41,509
2,467,599	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.5050	01/25/36	2,240,273
14,632	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.5060	01/25/36	13,824
59,557	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.7320	08/25/37	58,024
1,674,733	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		5.0340	07/25/35	1,587,322
404,513	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(d)		3.6660	09/25/36	369,767
324,945	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(f)	TSFR1M + 0.394%	4.7140	12/25/36	315,609
201,959	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(f)		6.3000	06/25/37	200,746
746,287	Jefferies Resecuritization Trust Series 2009-R6 7A5(d),(f)		5.9840	08/26/35	707,843
288,161	Jefferies Resecuritization Trust Series 2009-R7 6A2(d),(f)		4.9280	10/21/35	288,649
247,545	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	159,658
316,136	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	4.8340	11/25/34	296,492
171,105	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	157,741
214,317	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		6.5820	08/25/35	218,667
568,633	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		5.0780	11/25/35	445,516
46,383	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.8670	04/25/37	38,456
138,616	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	135,762
54,015	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	53,819
1,163,633	JP Morgan Resecuritization Trust Series 2010-4 6A4(d),(f)		4.5000	10/26/36	1,036,611
1,443,687	Lehman A.B.S Manufactured Housing Contract Trust Series A C(b),(g)		0.0000	06/15/33	1,428,527
744,122	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	5.3340	12/25/35	403,103
554,923	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	82,903
119,826	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	7.6650	12/25/35	104,562
1,368,626	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	1.6360	08/25/36	208,062

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
1,385,180	Lehman Mortgage Trust Series 2007-5 8A2(b),(c)	-(TSFR1M + 0.114%) + 7.720%	3.2860	08/25/36	$170,223
101,105	Lehman Mortgage Trust Series 2007-3 2A1(h)		0.0000	03/25/37	68,676
230,512	Lehman Mortgage Trust Series 2007-10 2A2		1.5380	01/25/38	62,700
167,518	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	112,534
2,500,343	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	5.1840	10/25/35	2,753,917
589,639	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	4.7940	11/25/35	594,311
1,036,868	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	4.7540	03/25/37	883,169
250,965	Lehman XS Trust Series 2007-6 3A5(e)		4.2120	05/25/37	232,985
319,459	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	4.9540	02/25/46	285,003
1,517,491	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	8.1840	05/25/32	1,570,549
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	7.8090	06/25/33	463,466
417,683	Long Beach Mortgage Loan Trust Series 2003-3 M3(c)	TSFR1M + 5.364%	9.6840	07/25/33	818,874
298,060	Long Beach Mortgage Loan Trust Series 2004-5 A5(c)	TSFR1M + 0.674%	4.9940	09/25/34	298,197
334,354	Long Beach Mortgage Loan Trust Series 2004-5 A6(c)	TSFR1M + 0.694%	5.0140	09/25/34	331,490
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	5.4090	06/25/45	4,687,986
14,563	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	4.7740	12/25/36	13,268
170,261	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	4.7940	12/25/36	163,995
524,679	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	4.8940	05/25/37	444,042
106,749	MAFI II REMIC Trust Series 1999-A B1(d),(f)		8.0000	03/20/30	104,392
265,553	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	6.6840	11/25/34	260,879
2,534,800	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	7.8340	01/25/35	2,211,897
673,230	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(d)		4.5300	03/25/35	594,681
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.8010	07/25/35	594,602
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.8010	07/25/35	348,680
2,827,973	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		5.0170	11/25/36	1,472,109
288,148	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	5.1990	12/25/46	254,379
3,419,517	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	5.1990	12/25/46	2,540,007
291,476	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	5.1140	05/25/47	237,367
9,946	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,459
536,652	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	268,459
49,280	MASTR Alternative Loan Trust Series 2005-6 30PO(i)		0.0000	12/25/35	9,840
91,923	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	80,470
2,184,142	Mastr Asset Backed Securities Trust Series 2005-WF1 M9(c)	TSFR1M + 2.649%	6.9690	06/25/35	2,300,249
141,962	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.4360	04/25/33	143,936

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
45,396	MASTR Asset Backed Securities Trust Series 2003-WMC2 M2(c)	TSFR1M + 2.589%	4.3300	08/25/33	$50,192
965,901	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(c)	TSFR1M + 0.894%	5.2140	02/25/34	986,330
343,808	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	7.5840	10/25/32	330,840
25,510	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	25,303
74,941	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	72,508
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	82,405
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	727,283
1,202,514	MASTR Reperforming Loan Trust Series 2005-1 1A4(f)		7.5000	08/25/34	889,119
44,940	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	4.8340	02/25/33	43,869
48,350	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B4(d),(f)		5.1370	10/20/29	47,401
31,425	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B5(d),(f)		5.1370	10/20/29	30,734
1,289,096	MERIT Securities Corporation Series 11PA B3(c),(f)	SOFRRATE + 2.364%	7.2100	09/28/32	1,221,615
109,506	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	105,212
244,576	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.3650	04/25/37	214,254
1,720,266	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	8.7090	02/25/34	1,295,288
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	7.5090	10/25/35	849,745
154,386	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(i)		0.0000	08/25/36	—
2,330,676	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(c),(f)	TSFR1M + 1.239%	5.5590	08/25/36	2,680,352
24,467	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	5.3790	08/25/28	22,254
20,655	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	6.6840	08/25/28	16,872
85,810	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	5.3340	10/25/28	80,745
91,880	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		6.6170	06/25/37	91,107
82,494	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		6.4190	03/25/33	70,713
262,830	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(d)		6.6010	12/25/34	242,370
1,036,451	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		5.2320	09/25/35	822,622
514,684	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC8 B2(c)	TSFR1M + 5.739%	10.0590	09/25/33	491,738
406,324	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC10 B3(c)	TSFR1M + 5.739%	10.0590	10/25/33	988,981
554,261	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC4 M1(c)	TSFR1M + 0.924%	5.2440	04/25/34	553,497
710,256	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 B1(c)	TSFR1M + 4.164%	7.1340	04/25/34	760,415
424,515	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD3 B1(c),(f)	TSFR1M + 3.339%	7.6590	06/25/34	457,226
702,211	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	5.4540	09/25/34	728,457
654,828	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	5.1390	02/25/35	649,010
1,665,807	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	4.6840	05/25/37	1,423,357

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
188,521	Morgan Stanley Dean Witter Capital I, Inc. Trust Series AM1 M2(c)	TSFR1M + 2.589%	6.9090	01/25/32	$430,160
10,187	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	7.7340	02/25/32	409,065
4,737,000	Morgan Stanley Dean Witter Capital I, Inc. Trust Series HE1 B1(c),(g)	TSFR1M + 5.114%	0.0000	07/25/32	373,890
207,890	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC1 M3(c)	TSFR1M + 3.264%	7.5840	11/25/32	325,553
1,642,789	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	10.0590	02/25/33	1,747,966
4,426	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	593,650
75,881	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A1(d)		5.3550	03/25/33	68,426
293,572	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(c)	TSFR1M + 0.614%	4.9340	04/25/35	232,189
178,321	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	176,191
92,413	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	5.1690	11/25/35	273,082
458,926	Morgan Stanley Mortgage Loan Trust Series 2005-9AR(d)		5.4560	12/25/35	429,252
710,003	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	396,788
68,221	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,818
12,321	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(f)		5.5000	11/26/34	11,228
2,671,501	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(d),(f)		5.9420	02/26/37	3,234,233
573,230	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(d),(f)		7.0600	02/26/29	516,971
1,157,061	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(d),(f)		5.9180	11/21/35	1,037,081
12,382,362	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(f)	SOFRRATE + 0.454%	4.7830	04/16/36	8,965,666
2,338,710	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	4.8340	04/25/36	1,723,785
209,965	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	7.6590	11/25/34	202,904
338,798,775	MortgageIT Trust Series 2005-2(g)		0.0000	05/25/35	3,274,998
231,765	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	8.1840	08/25/35	319,491
3,407,867	MortgageIT Trust Series 2005-4 M3(c),(g)	US0001M + 0.855%	0.0000	10/25/35	923,125
812,680	MortgageIT Trust Series 2005-5 M2(c)	TSFR1M + 0.969%	5.2890	12/25/35	2,296,844
425,989	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	8.0040	07/25/33	667,455
176,882	New Century Home Equity Loan Trust Series 2003-A M1(c),(f)	TSFR1M + 1.239%	3.6170	10/25/33	196,426
1,406	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8480	11/25/33	1,397
759,678	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	5.5140	01/25/34	760,174
288,682	New Century Home Equity Loan Trust Series 2004-2 M2(c)	TSFR1M + 1.044%	5.3640	08/25/34	331,300
10,256,946	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(f)		0.5000	08/25/59	167,335
14,415,613	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(f)		0.7500	08/25/59	348,483
8,856	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AP1 A5(e)		5.8030	03/25/34	8,741

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
79,952	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	5.4540	08/25/34	$78,769
1,956,877	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	6.1340	10/25/34	2,032,265
1,609,629	Nomura Asset Acceptance Corporation Alternative Loan Series 2006-AF1 2A(d)		4.8970	06/25/36	1,184,282
134,445	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 4A(d)		5.9160	08/25/36	123,810
7,439,702	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-3 A1(c)	TSFR1M + 3.744%	4.6940	07/25/37	6,663,904
3,733,619	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A2(c)	TSFR1M + 0.514%	4.8340	07/25/37	3,335,448
3,001,399	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A4(c)	TSFR1M + 0.574%	4.8940	07/25/37	2,691,808
4,817,971	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A3(c)	TSFR1M + 0.754%	5.0740	07/25/37	4,316,863
597,659	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	7.2090	09/25/33	605,243
607,318	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(c)	TSFR1M + 0.494%	0.4450	09/25/46	551,143
231,557	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	222,802
2,537	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	2,427
661,092	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.4500	11/15/27	662,583
824,438	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	829,195
558,828	Oakwood Mortgage Investors, Inc. Series 1998-D M1(f)		7.4150	01/15/29	562,021
902,587	Oakwood Mortgage Investors, Inc. Series D M1(d)		8.0000	11/15/29	908,086
1,049,811	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,026,684
1,708,063	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.2940	08/15/31	596,465
3,324,434	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	3,346,589
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9090	01/25/34	157,299
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	7.4340	05/25/34	129,296
830,105	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(e)		5.8660	01/25/37	708,790
164,933	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(e)		5.6800	03/25/37	144,909
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(e)		6.1020	03/25/37	308,383
647,361	Option One Woodbridge Loan Trust Series 2004-1 M(c),(f)	TSFR1M + 1.614%	5.9340	02/25/34	639,264
485,316	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		6.5530	04/15/37	451,759
2,723,177	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		5.4320	10/15/37	2,456,551
4,840,770	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	5.2590	08/25/36	4,353,311
758,340	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series WCW3 M2(c)	TSFR1M + 0.849%	5.1690	08/25/35	754,761
201,688	PHHMC Series Trust Series 2006-4 B1(d)		6.2990	12/18/36	201,591
61,438	Popular A.B.S, Inc. Series 1998-1 A1(e)		7.2000	12/25/29	58,730

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
63,441	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	$62,918
1,571,179	Prime Mortgage Trust Series 2006-DR1 2A1(f)		5.5000	05/25/35	1,471,707
392,315	Prime Mortgage Trust Series 2006-DR1 2A2(f)		6.0000	05/25/35	335,720
402,600	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	389,789
359,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(c)	TSFR1M + 3.614%	7.9340	01/25/30	338,813
1,055,774	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	4.8240	01/25/31	974,127
128,880	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8540	01/25/31	116,446
328,199	Provident Bank Home Equity Loan Trust Series 2004-2 A1(c)	TSFR1M + 0.654%	4.9740	08/25/31	309,621
318,369	Quest Trust Series 2003-X3 M3(c),(f)	TSFR1M + 4.989%	9.3090	02/25/34	445,568
1,189,097	RAAC Series Trust Series 2005-RP2 M6(c),(f)	SOFRRATE + 3.115%	6.4340	06/25/35	1,194,929
7,513,242	RAAC Series Trust Series 2005-SP3 SB(g)		0.0000	12/25/35	4,999,999
1,873,172	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	6.8340	11/25/36	1,879,271
1,565,879	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2590	09/25/45	1,119,269
5,107,471	RAAC Series Trust Series 2006-RP1 M3(c),(f)	TSFR1M + 2.889%	6.2840	10/25/45	5,100,234
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(f)	TSFR1M + 2.927%	6.3090	10/25/45	2,793,469
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	5.9340	01/25/46	4,055,382
4,638,000	RAAC Series Trust Series 2006-RP4 M3(c)	TSFR1M + 2.114%	6.4340	01/25/46	4,725,910
195,015	RALI Series Trust Series 2004-QA4 NB21(d)		5.8320	09/25/34	190,624
307,391	RALI Series Trust Series 2004-QA4 NB1(d)		5.9900	09/25/34	280,224
329,532	RALI Series Trust Series 2004-QA6 NB2(d)		4.5070	12/26/34	306,855
875,661	RALI Series Trust Series 2004-QA6 NB4(d)		4.9440	12/26/34	794,349
1,763,975	RALI Series Trust Series 2005-QA2 A1I(d)		1.4470	02/25/35	575,974
165,404	RALI Series Trust Series 2005-QA2 NB2(d)		4.9200	02/25/35	146,888
1,503,958	RALI Series Trust Series 2005-QA2 A1II(d)		4.9330	02/25/35	839,927
171,764	RALI Series Trust Series 2005-QA3 NB4(d),(g)		0.0000	03/25/35	33,730
57,502	RALI Series Trust Series 2005-QA3 NB1(d)		3.6540	03/25/35	31,380
670,890	RALI Series Trust Series 2005-QA6 NB23(d)		2.2790	05/25/35	317,835
344,964	RALI Series Trust Series 2005-QA8 CB21(d)		5.2650	07/25/35	177,125
28,624	RALI Series Trust Series 2005-QA8 NB2(d)		5.3470	07/25/35	26,977
2,610,291	RALI Series Trust Series 2005-QA9 NB21(d)		1.8970	08/25/35	908,613
1,146,643	RALI Series Trust Series 2005-QA9 CB3(d)		4.9590	08/25/35	1,052,328
4,973,055	RALI Series Trust Series 2005-QA11 3A1(d)		1.7830	10/25/35	1,769,474
1,020,744	RALI Series Trust Series 2005-QA12 CB3(d)		5.1600	12/25/35	938,688
124,767	RALI Series Trust Series 2005-QA12 NB2(d)		6.4570	12/25/35	121,785

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
143,183	RALI Series Trust Series 2006-QA2 3A1(d)		6.2930	02/25/36	$121,610
7,191,259	RALI Series Trust Series 2006-QS11 2A1		1.8470	08/25/36	2,387,473
261,480	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	208,522
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	4.9940	12/25/45	358,440
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	0.8170	08/25/47	435,806
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	364,661
375,895	RAMP Series Trust Series 2005-SL2 A5		3.2310	10/25/31	147,358
424,555	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	381,680
364,165	RAMP Series Trust Series 2004-SL3 A4		3.8140	12/25/31	167,498
298,780	RAMP Series Trust Series 2005-SL1 A3		0.6783	05/25/32	41,808
641,881	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	413,700
235,790	RAMP Series Trust Series 2004-SL4 A5		1.9740	07/25/32	77,616
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	5.0810	08/25/33	627,483
357,893	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	5.1740	11/25/33	354,546
1,686,801	RAMP Series Trust Series 2004-RS7 A3(d)		5.7910	07/25/34	1,517,395
159,617	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	4.9740	11/25/36	130,445
2,674,623	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	5.6300	12/25/34	2,803,518
2,074,064	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,817,755
448,998	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	394,043
1,273,154	RBSSP Resecuritization Trust Series 2009-6 8A3(d),(f)		5.2560	08/26/35	364,848
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(e)		3.9470	03/25/33	45,236
71,033	Renaissance Home Equity Loan Trust Series 2004-3 AF6(e)		5.3240	11/25/34	67,379
44,258	Renaissance Home Equity Loan Trust Series 2005-4 A4(e)		5.8250	02/25/36	43,674
54,924	Reperforming Loan REMIC Trust Series 2004-R1 2A(f)		6.5000	11/25/34	53,409
171,998	Reperforming Loan REMIC Trust Series 2004-R1 3A(f)		7.5000	11/25/34	170,987
267,344	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(f)	TSFR1M + 0.534%	4.8540	07/25/36	251,272
149,614	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	80,498
201,958	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	4.9840	05/25/34	196,532
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(i)		0.0000	01/25/46	2
172,501	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(d)		6.0000	01/25/46	32,543
826,893	RFMSI Series Trust Series 2005-SA1 2A(d)		4.3860	03/25/35	765,226
189,649	RFMSI Series Trust Series 2005-SA3 3A(d)		5.9830	08/25/35	164,090
648,197	RFMSI Series Trust Series 2005-SA5 2A(d)		5.3330	11/25/35	585,980
100,775	RFMSI Series Trust Series 2006-SA1 2A1(d)		6.0970	02/25/36	93,725

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
147,623	RFMSI Series Trust Series 2006-SA3 3A1(d)		5.9250	09/25/36	$131,859
992,481	RFMSI Series Trust Series 2007-S9 1A1		6.0000	10/25/37	451,363
912,557	RFSC Series Trust Series 2002-RP2 A1(c),(f)	TSFR1M + 1.614%	5.9340	10/25/32	887,146
319,524	RFSC Trust Series 2002-RP1 A1(c),(f)	TSFR1M + 0.974%	5.2940	03/25/33	312,216
38,744	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	5.2590	07/25/35	43,728
708	SACO I Trust Series 2007-1 A1(c)	TSFR1M + 0.434%	4.7540	01/25/37	2,571
20,194	SACO I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	4.7540	02/25/37	20,414
584,817	Sail Net Interest Margin Notes Series BC1A B(f),(h)		0.0000	01/27/33	491,485
576,011	Sail Net Interest Margin Notes Series 2003-6A A(f)		7.0000	07/27/33	1,892,726
2,779,082	SASCO ARC NIM Series 2003-5(f)		6.0000	06/27/33	2,753,216
821,367	Sasco Net Interest Margin Trust Series BC2 C(c),(f)	TSFR1M + 3.114%	7.4360	02/27/33	830,607
898,949	Saxon Asset Sec Trust Mortgage Loan Asset Backed Certificates Series 1999-5 BF(d)		9.3000	08/25/28	833,240
2,214,626	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	5.2290	03/25/31	1,906,182
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(c)	TSFR1M + 0.814%	5.1340	08/25/34	274,889
21,235	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 1.164%	5.4820	04/19/27	19,277
15,887	Sequoia Mortgage Trust Series 2003-4 2B5(d)		5.7860	07/20/33	13,912
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(d)		5.7860	07/20/33	25,106
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(d)		5.7860	07/20/33	16,657
98,416	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	5.2570	02/20/34	84,589
3,156,043	SHARPS OTC Series 2002-AQ1N(g)		0.0000	04/25/31	2,125,000
36,344	Sofi Mortgage Trust Series 2016-1A 1AMF(d),(f)		3.0000	11/25/46	32,407
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	5.4540	07/25/34	21,691
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	7.3590	07/25/34	115,842
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	9.3090	07/25/34	731,851
27,726,372	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(d)		0.4990	09/25/37	674,726
1,316,122	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	4.7440	07/25/35	779,500
127,967	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		3.8440	04/25/47	118,811
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(c)	TSFR1M + 1.494%	5.8140	04/25/33	264,874
266,717	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	7.2090	10/25/33	305,767
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	7.7340	10/25/33	1,908,740
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(c)	TSFR1M + 4.614%	8.9340	10/25/33	555,887
228,571	Structured Asset Investment Loan Trust Series 2004-8 A1(c)	TSFR1M + 0.664%	4.9840	09/25/34	221,631
775,045	Structured Asset Investment Loan Trust Series 2004-8 A6(c)	TSFR1M + 0.914%	5.2340	09/25/34	749,777
496,154	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	5.4340	09/25/34	503,765

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
154,305	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		4.8900	10/19/34	$142,258
166,220	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	4.8320	02/19/35	166,286
1,104,614	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	4.8340	02/25/36	892,991
1,452,378	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	5.0540	02/25/36	1,461,771
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.0990	05/25/36	817,376
103,906	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		2.7840	05/25/36	42,678
50,366	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	4.7340	02/25/37	48,103
580,542	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	2.0790	03/25/37	217,711
525,774	Structured Asset Mortgage Investments II Trust Series AR6 1A2(c)	TSFR1M + 0.834%	5.1540	09/25/45	471,469
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.4630	05/25/46	558,506
961,973	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	4.8540	05/25/46	677,203
226,160	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	5.6320	05/19/33	207,918
69,457	Structured Asset Securities Corporation Assistance Loan Series AL2 B1(f)		3.3560	01/25/31	59,662
217,813	Structured Asset Securities Corporation Mortgage Series 2003-39EX M3(e)		3.7290	08/25/33	206,158
863,000	Structured Asset Securities Corporation Mortgage Series 2004-9XS 2M2(e)		5.7500	05/25/34	963,352
339,643	Structured Asset Securities Corporation Mortgage Series 2004-11XS 1A5A(e)		4.7900	06/25/34	336,347
886,280	Structured Asset Securities Corporation Mortgage Certificates Series 2003-31A B1(d)		5.8750	10/25/33	795,233
4,450	Structured Asset Securities Corporation Mortgage Loan Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	5.9390	02/25/35	5,350
157,113	Structured Asset Securities Corporation Mortgage Loan Series WF2 B2(c),(f)	TSFR1M + 3.864%	8.1840	05/25/35	160,048
135,362	Structured Asset Securities Corporation Mortgage Loan Series RF3 2A(d),(f)		5.4050	10/25/36	128,231
28,929	Structured Asset Securities Corporation Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	28,822
462,920	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 1998-6 B2		3.4520	07/25/28	378,766
1,274,994	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2003-40A B1(c)		5.7940	01/25/34	987,766
4	Structured Asset Securities Mortgage Pass-Through Series 2002-21A B1II(d)		6.5500	11/25/32	4
2,674,618	TBW Mortgage-Backed Pass-Through Certificates Series 1 1A1		5.5000	04/25/36	702,846
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	298,312
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.5000	07/25/36	160,909

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
1,177,665	TBW Mortgage-Backed Trust Series 2006-6 A2B(e)		0.9880	01/25/37	$248,049
283,409	Terwin Mortgage Trust Series 2004-1HE M2(c),(f)	TSFR1M + 2.589%	6.9090	02/25/34	210,352
2,307,554	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(f)	TSFR1M + 2.739%	7.0590	12/25/34	2,259,411
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(d),(f)		0.0660	08/25/37	1,298,858
902,796	Terwin Mortgage Trust Series 2006-9HGA A3(c),(f)	TSFR1M + 0.674%	1.3680	10/25/37	283,515
198,483	Terwin Mortgage Trust Series 2006-17HE A2B1(c),(f)	TSFR1M + 0.514%	4.8340	01/25/38	241,137
270,561	Terwin Mortgage Trust Series 2007-6ALT A2(c),(f)	TSFR1M + 0.714%	5.0340	08/25/38	204,848
482,940	Terwin Mortgage Trust Series TMTS Series 2003-2HE(c)	TSFR1M + 1.014%	5.3340	07/25/34	520,625
360,891	Terwin Mortgage Trust Series TMTS Series 2004-3HE B2(c),(f)	TSFR1M + 2.964%	7.2840	03/25/35	420,112
114,973	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	5.9990	06/25/47	111,976
3,140,478	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(f)	TSFR1M + 4.764%	9.0840	11/25/32	2,722,424
383,247	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(f)	TSFR1M + 0.834%	5.1540	03/25/36	355,895
230,173	Truman Capital Mortgage Loan Trust Series 1 M1(c),(f)	TSFR1M + 1.464%	5.7840	03/25/37	256,715
532,746	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	7.6760	12/15/28	670,289
86,242	UCFC Manufactured Housing Contract Series 3 M		7.1150	01/15/29	85,435
799,294	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	794,319
1,942,819	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(d),(f)		4.6660	02/16/36	1,831,853
1,002,431	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(d),(f)		4.6660	02/16/36	921,356
742,076	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(d),(f)		4.7660	02/16/36	682,161
4,891,149	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(d),(f)		4.6260	05/16/36	4,687,587
1,055,708	Voyager IDYMC Delaware Trust Series 1 UAA3(c),(f)	TSFR1M + 0.284%	4.6040	09/26/36	1,003,595
2,310,051	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(f)		1.0570	02/25/38	504,008
856,535	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		4.2050	08/20/35	802,998
351,698	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		6.8030	08/20/35	345,723
34,173	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8570	05/20/36	32,030
80,172	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		6.3750	12/19/39	74,705
27,343	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(d),(f)		6.3750	12/19/39	24,732
20,515	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(d),(f)		6.3750	12/19/39	18,348
17,945	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(d),(f)		6.3750	12/19/39	13,795
86,534	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		7.3700	10/25/32	82,689
334,582	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.6610	02/25/33	317,612
1,055,068	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		3.0650	06/25/33	469,848

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
28,069	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		5.7820	06/25/33	$28,192
79,957	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		6.3850	06/25/33	78,571
150,246	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		6.5260	09/25/33	117,738
157,730	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(d)		6.5260	09/25/33	143,849
568,372	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9500	01/25/34	541,592
55,769	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	56,156
33,000	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		4.6520	12/25/35	30,096
37,889	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		4.0170	10/25/36	33,472
169,317	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		3.6890	11/25/41	149,310
50,240	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(f)	12MTA + 1.400%	5.7990	06/25/42	41,435
63,772	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	5.7990	06/25/42	56,250
61,826	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	5.7990	06/25/42	55,459
123,375	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	5.7990	06/25/42	111,599
42,896	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	5.7990	08/25/42	41,008
8,525	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	5.7990	08/25/42	4,785
3,277,819	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.4200	10/25/36	2,466,815
1,203,580	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,036,593
409,013	Washington Mutual Mortgage Pass-Through Series 7 1A2(c)	TSFR1M + 0.564%	4.8840	09/25/35	329,825
318,308	Washington Mutual Mortgage Pass-Through Series 9 5A4(c)	TSFR1M + 35.094%	3.4200	11/25/35	310,901
1,635,336	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	4.9340	02/25/36	1,351,259
429,051	Washington Mutual Mortgage Pass-Through Series 2006-2 1A4(c)	TSFR1M + 8.145%	5.1340	03/25/36	394,365
2,293,046	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,795,019
569,550	Washington Mutual Mortgage Pass-Through Series 2 1A1		6.0000	03/25/36	563,416
395,914	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	5.3390	07/25/46	241,784
783,490	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	5.3590	08/25/46	446,650
17,350	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(f)		6.5000	10/19/29	16,830
17,350	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(f)		6.5000	10/19/29	16,822
281,921	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(d),(f)		3.3800	02/25/33	4,701
20,570	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.7120	02/25/33	20,091
382,382	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(d)		5.4240	02/25/33	332,306
40,229	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		5.7500	03/25/33	37,169
31,858	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	31,613
20,509	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	21,145

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.5% (Continued)
560,602	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		5.0070	05/25/33	$553,581
469,826	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		7.0000	07/25/33	389,873
8,786	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	8,906
1,286,316	Wells Fargo Home Equity Asset-Backed Securities Series 2W AI8I		4.9000	09/25/34	1,273,515
488,473	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	8.9340	10/25/34	504,035
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	6.9840	04/25/35	705,015
110,858	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	TSFR1M + 38.645%	8.1840	04/25/35	117,647
23,606	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		6.9200	09/25/33	18,421
22,266	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		6.4900	07/25/34	22,726
					521,435,801
	OTHER ABS — 0.1%
68,508	AFC Trust Series 2000-4 1A(c),(f)	TSFR1M + 0.884%	5.2040	01/25/31	67,734
206,805	Conseco Finance Securitizations Corporation Series 3 M1(d)		7.1500	05/01/33	214,046
668,943	Credit-Based Asset Servicing and Securitization Series 2003-RP1 M2(c),(f)	TSFR1M + 4.614%	8.9340	03/25/33	553,353
13,469	Oakwood Mortgage Investors, Inc. Series 1996-B B1(d),(f)		8.4500	10/15/26	13,391
123,299	Oakwood Mortgage Investors, Inc. Series C B1(f)		7.9600	04/15/27	122,630
					971,154
	TOTAL ASSET BACKED SECURITIES (Cost $927,065,275)				928,280,376

	CORPORATE BONDS — 14.6%
	BANKING — 0.3%
3,410,000	Southern Financial		10.6000	09/07/30	3,427,795

	INSURANCE — 12.3%
5,736,622	Ambac Assurance Corporation(g)		5.1000	06/07/60	7,677,474
87,954,173	Ambac Assurance Corporation(f),(g)		5.1000	06/07/69	117,711,411
10,652,561	MBIA Global Funding, LLC(a),(f),(h)		0.0000	12/15/31	4,354,234
59,990,712	MBIA Global Funding, LLC(a),(h)		0.0000	12/15/33	17,847,237
					147,590,356
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	3,559,824

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.6% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.4% (Continued)
1,630,000	Brixmor, LLC		6.9000	02/15/28	$1,602,726
					5,162,550
	SPECIALTY FINANCE — 1.6%
13,697,066	MSP Deer Finance Syndicated Loan		17.0000	04/09/26	8,903,092
1,786,252	OWS Cre Funding I, LLC Series MARG A(c),(f)	SOFRRATE + 5.014%	9.8600	09/15/25	1,778,771
1,992,602	PDOF MSN Issuer, LLC(c),(f)	SOFRRATE + 4.500%	8.8900	03/01/26	1,947,381
849,784	US Capital Funding II Ltd.(a),(c),(f)	TSFR3M + 1.912%	6.1880	08/01/34	770,125
4,000,000	X-Caliber Funding, LLC(f)		5.0000	10/01/25	3,946,496
1,275,000	X-Caliber Funding, LLC(f)		11.0000	10/25/25	1,265,565
					18,611,430
	TOTAL CORPORATE BONDS (Cost $193,474,606)				174,792,131

	TERM LOANS — 0.2%
	PROFESSIONAL SERVICES — 0.2%
1,817,100	Farrel & Fuller Delayed Draw Term Loan		18.0000	03/13/29	1,826,185

	TOTAL TERM LOANS (Cost $1,817,100)				1,826,185

Shares
	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
80,934,394	First American Treasury Obligations Fund, Class X, 4.21% (Cost $80,934,394)(j)				80,934,394

	TOTAL INVESTMENTS - 99.8% (Cost $1,212,844,250)				$1,195,379,086
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%				2,935,419
	NET ASSETS - 100.0%				$1,198,314,505

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR6M	6 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

(a)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $46,383,854, representing 4.0% of net assets.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.

(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $582,990,643 or 48.7% of net assets.

(g)	Non-income producing security.

(h)	Zero coupon bond.

(i)	Principal only securities.

(j)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.0%
	EQUITY - 78.0%
4,896	SPDR S&P 500 ETF Trust ETF	$3,024,994
8,800	Vanguard S&P 500 ETF	4,998,664
		8,023,658

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,446,593)	8,023,658

	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
790,883	First American Treasury Obligations Fund, Class X, 4.21% (Cost $790,883)(a)	790,883

	TOTAL INVESTMENTS - 85.7% (Cost $8,237,476)	$8,814,541
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.3%	1,464,930
	NET ASSETS - 100.0%	$10,279,471

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	CBOT 10 Year US Treasury Note Futures	09/22/2025	$672,750	$2,406
3	CBOT 2 Year US Treasury Note Futures	10/01/2025	624,070	593
9	CBOT 5 Year US Treasury Note Futures	10/01/2025	981,000	2,688
1	CBOT Corn Future(c)	12/15/2025	21,275	(25)
9	CBOT Soybean Oil Future(c)	12/15/2025	284,850	(12,127)
4	CME Australian Dollar Currency Future	09/16/2025	263,580	845
6	CME British Pound Currency Future	09/16/2025	514,688	4,588
1	CME Canadian Dollar Currency Future	09/17/2025	73,680	105
1	CME E-Mini NASDAQ 100 Index Future	09/22/2025	457,865	365
8	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	2,501,501	6,863
9	CME Euro Foreign Exchange Currency Future	09/16/2025	1,331,550	13,975
6	CME Mexican Peso Currency Future	09/16/2025	158,700	1,180
44	CME Micro Bitcoin Futures(c)	07/28/2025	476,234	1,632
4	CME Swiss Franc Currency Future	09/16/2025	636,325	9,669
2	COMEX Silver Future(c)	09/29/2025	361,720	(2,500)
9	Eurex 2 Year Euro SCHATZ Future	09/09/2025	1,136,927	(516)
1	Eurex 5 Year Euro BOBL Future	09/09/2025	138,610	(258)
2	Euro-BTP Italian Bond Futures	09/09/2025	285,041	(376)
1	HKG Hang Seng Index Future	07/31/2025	153,402	(726)
3	ICE US MSCI Emerging Markets EM Index Futures	09/22/2025	185,025	6,330
8	Micro E-mini S&P 500 futures	09/22/2025	250,150	3,190
1	NYMEX Light Sweet Crude Oil Future(c)	07/23/2025	65,110	(1,020)
1	NYMEX NY Harbor ULSD Futures(c)	08/01/2025	95,605	(11,012)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	SGX Nikkei 225 Stock Index Future	09/12/2025	$140,439	$5,995
15	Three-Month SOFR Futures	03/15/2028	3,629,437	7,699
5	Ultra 10-Year US Treasury Note Futures	09/22/2025	571,328	4,000
1	Ultra U.S. Treasury Bond Futures	09/22/2025	119,125	219
	TOTAL FUTURES CONTRACTS			$43,782

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	CBOT Soybean Future(c)	11/17/2025	$205,400	$(1,138)
2	CBOT Soybean Meal Future(c)	12/15/2025	57,860	940
2	CBOT Wheat Future(c)	09/15/2025	53,825	113
6	CME Japanese Yen Currency Future	09/16/2025	524,588	(4,319)
5	Eurex 10 Year Euro BUND Future	09/09/2025	766,490	3,606
1	Eurex 30 Year Euro BUXL Future	09/09/2025	139,859	2,081
4	Eurex EURO STOXX 50 Future	09/22/2025	250,978	(1,200)
3	FTSE 100 Index Future	09/22/2025	361,926	(1,053)
2	HKG Hang Seng China Enterprises Index Future	07/31/2025	110,434	197
4	Long Gilt Future	09/29/2025	510,761	(1,969)
1	NYMEX Henry Hub Natural Gas Futures(c)	07/30/2025	34,560	860
1	SGX FTSE China A50 Futures Contract	07/31/2025	13,388	126
	TOTAL FUTURES CONTRACTS			$(1,756)

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$34,357,394	$44,920,304	$52,308,463	$1,087,390
Investments in Affiliated securities, at cost	—	—	—	8,083,338
Total Securities at Cost	$34,357,394	$44,920,304	$52,308,463	$9,170,728

Investments in Unaffiliated securities, at value	$41,320,726	$44,772,294	$74,876,797	$1,111,368
Investments in Affiliated securities, at value	—	—	—	6,576,505
Total Securities at Value	$41,320,726	$44,772,294	$74,876,797	$7,687,873
Deposits with Brokers for futures and options	1,512,789	9,216,218	—	1,129,449
Receivable for securities sold	—	—	514,939	—
Receivable for Fund shares sold	25	11,076	—	—
Futures unrealized appreciation	—	—	—	317,868
Dividends and interest receivable	16,098	43,835	56,065	7,460
Due from Advisor	—	—	—	9,752
Prepaid expenses and other assets	32,147	32,810	25,446	11,320
Total Assets	42,881,785	54,076,233	75,473,247	9,163,722

LIABILITIES:
Options written (premiums received $1,873,875, $272,160, $0, $0)	2,071,775	48,600	—	—
Management fees payable	24,240	64,323	45,068	—
Futures unrealized depreciation	706,270	—	—	—
Payable for Fund shares redeemed	9,644	72,396	113,064	—
Payable to related parties	5,302	9,480	10,131	5,189
Shareholder services fees payable	4,993	12,609	8,221	396
Accrued 12b-1 fees	1,050	1,730	22,151	3,334
Trustee fees payable	4,401	4,463	4,473	4,461
Accrued expenses and other liabilities	34,397	29,007	31,953	30,319
Total Liabilities	2,862,072	242,608	235,061	43,699

Net Assets	$40,019,713	$53,833,625	$75,238,186	$9,120,023

NET ASSETS CONSIST OF:
Paid in capital	$34,413,053	$53,985,769	$57,127,903	$10,930,230
Accumulated earnings (deficits)	5,606,660	(152,144)	18,110,283	(1,810,207)
Net Assets	$40,019,713	$53,833,625	$75,238,186	$9,120,023

Institutional Shares
Net Assets	$30,033,072	$49,342,634	$54,011,415	$1,170,344
Shares of beneficial interest outstanding (a)	2,970,019	2,893,873	796,684	150,784
Net asset value, offering price and redemption price per share (c)	$10.11	$17.05	$67.80	$7.76

Class A Shares
Net Assets	$8,881,081	$1,994,976	$16,452,658	$7,849,073
Shares of beneficial interest outstanding (a)	884,764	116,846	401,815	1,005,138
Net asset value and redemption price per share	$10.04	$17.07	$40.95	$7.81
Maximum offering price per share (b)	$10.54	$17.92	$42.99	$8.20
Minimum redemption price per share (d)	$9.94	$16.90	$40.54	$7.73

Class C Shares
Net Assets	$1,105,560	$2,496,015	$4,774,113	100,606
Shares of beneficial interest outstanding (a)	112,918	152,686	143,669	12,999
Net asset value, offering price and
redemption price per share (c)	$9.79	$16.35	$33.23	$7.74

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2025

		Rational/Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$32,327,805	$191,000,757	$1,212,844,250	$8,237,476
Securities at Value	$34,654,933	$203,586,232	$1,195,379,086	$8,814,541
Futures unrealized appreciation	1,347,086	—	—	80,265
Foreign cash deposits with brokers for futures (Cost $4,385,220, $0, $0, $933,742)	4,407,370	—	—	934,304
Receivable for securities sold	—	3,260,588	70,780	—
Dividends and interest receivable	47,308	417,005	4,449,097	25,695
Receivable for Fund shares sold	664	13,566	1,793,932	460,870
Due from Advisor	—	—	—	3,776
Deferred Offering Expenses	—	—	—	27,502
Prepaid expenses and other assets	28,969	38,514	93,120	17,027
Total Assets	40,486,330	207,315,905	1,201,786,015	10,363,980

LIABILITIES:
Payable for securities purchased	—	1,032,468	833,723	—
Futures unrealized depreciation	729,071	—	—	38,239
Management fees payable	42,817	121,118	1,439,262	—
Payable for Fund shares redeemed	123,775	26,366	705,849	—
Payable to related parties	7,481	26,098	107,660	2,233
Accrued 12b-1 fees	5,454	724	146,850	92
Shareholder services fees payable	7,737	29,802	139,709	11
Trustee fees payable	4,486	4,401	4,463	4,489
Accrued expenses and other liabilities	3,779	31,282	93,994	39,445
Total Liabilities	924,600	1,272,259	3,471,510	84,509

Net Assets	$39,561,730	$206,043,646	$1,198,314,505	$10,279,471

NET ASSETS CONSIST OF:
Paid in capital	$42,614,112	$208,574,788	$1,269,058,382	$9,958,690
Accumulated earnings (deficits)	(3,052,382)	(2,531,142)	(70,743,877)	320,781
Net Assets	$39,561,730	$206,043,646	$1,198,314,505	$10,279,471

Institutional Shares
Net Assets	$35,883,274	$205,355,431	$1,103,383,191	$10,256,912
Shares of beneficial interest outstanding (a)	1,822,521	18,620,794	61,290,730	986,137
Net asset value, offering price and
redemption price per share	$19.69	$11.03	$18.00	$10.40

Class A Shares
Net Assets	$975,352	$432,543	$54,993,081	$12,157
Shares of beneficial interest outstanding (a)	50,174	39,288	3,058,968	1,171
Net asset value and redemption price per share	$19.44	$11.01	$17.98	$10.38
Maximum offering price per share (b)	$20.63	$11.56	$18.88	$11.01
Minimum redemption price per share (d)	$19.25	$10.90	$17.80	$10.29

Class C Shares
Net Assets	$2,703,104	$255,672	$39,938,233	$10,402
Shares of beneficial interest outstanding (a)	145,576	23,382	2,228,590	1,005
Net asset value, offering price and redemption price per share (c)	$18.57	$10.93	$17.92	$10.35

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Return Stacked® Balanced Allocation & Systematic Macro Fund and RGN Hedged Equity Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2025

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$256,419	$—	$318,204	$—
Interest income	19,187	1,010,996	26,332	15,051
Dividend income - affiliated companies (Note 3)	—	—	—	63,224
Foreign tax withheld	(413)	—	(8,418)	—
Total Investment Income	275,193	1,010,996	336,118	78,275

Operating Expenses:
Investment management fees	138,431	519,340	274,875	4,587
12b-1 Fees - Class A Shares	10,804	3,838	19,713	9,906
12b-1 Fees - Class C Shares	5,298	14,496	22,832	517
Shareholder Services Fees - Institutional Shares	14,666	31,065	19,039	6
Shareholder Services Fees - Class A Shares	4,411	1,894	7,508	3,718
Shareholder Services Fees - Class C Shares	344	616	914	41
Registration fees	27,956	26,035	26,492	12,016
Financial Administration fees/Fund Accounting fees	23,718	30,263	30,788	19,338
Legal fees	22,353	17,449	20,086	17,438
Trustees’ fees	8,921	8,922	8,927	8,921
Audit fees	8,034	8,034	7,537	8,034
Compliance officer fees	6,587	7,023	7,118	3,309
Legal Administration/Management Service Fees	6,443	10,359	12,794	1,601
Interest expense	5,361	2,643	577	1,158
Printing expense	4,213	4,169	4,957	992
Custody fees	3,308	1,976	3,469	1,835
Insurance expense	1,088	2,196	2,420	337
Miscellaneous expenses	1,289	1,293	1,294	1,289
Total Operating Expenses	293,225	691,611	471,340	95,043

Less: Expenses waived/reimbursed by Advisor	—	(80,934)	—	(62,850)
Net Operating Expenses	293,225	610,677	471,340	32,193

Net Investment Income (Loss)	(18,032)	400,319	(135,222)	46,082

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	1,049,103	—	(65,419)	—
Affiliated companies	—	—	—	(619,308)
Options purchased	894,698	(3,641,399)	—	—
Options written	(800,015)	4,347,639	—	—
Futures	(1,076,523)	—	—	(571,301)
Net Realized Gain (Loss) on Investments	67,263	706,240	(65,419)	(1,190,609)

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	1,648,936	(3,830)	2,438,082	25,315
Affiliated companies	—	—	—	(315,876)
Options purchased	1,257,050	(82,680)	—	—
Options written	(197,900)	132,560	—	—
Futures	(630,370)	—	—	642,993
Net Change in Unrealized Appreciation on Investments	2,077,716	46,050	2,438,082	352,432

Net Realized and Unrealized Gain (Loss) on Investments	2,144,979	752,290	2,372,663	(838,177)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,126,947	$1,152,609	$2,237,441	$(792,095)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2025

		Rational/ Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
Investment Income:	(Consolidated)			(Consolidated)
Dividend income	$65,292	$1,140,922	$297,237	$46,067
Interest income	868,459	2,594,838	37,008,522	13,881
Total Investment Income	933,751	3,735,760	37,305,759	59,948

Operating Expenses:
Investment management fees	510,612	862,606	8,226,283	74,270
12b-1 Fees - Class A Shares	1,486	573	65,176	20
12b-1 Fees - Class C Shares	14,820	1,303	192,109	50
Shareholder Services Fees - Institutional Shares	29,092	85,854	503,786	—
Shareholder Services Fees - Class A Shares	821	237	34,394	—
Shareholder Services Fees - Class C Shares	268	75	9,005	—
Financial Administrative fees /Fund Accounting fees	32,619	65,080	423,796	17,254
Legal fees	22,398	17,542	50,731	50,895
Registration fees	21,330	23,217	53,286	9,449
Legal Administration/Management Service Fees	10,185	35,424	191,431	1,481
Compliance officer fees	9,387	8,695	18,466	6,248
Trustees’ fees	8,921	8,921	8,927	9,015
Audit fees	8,655	8,407	26,926	8,937
Printing expenses	5,892	7,461	44,631	6,322
Custody fees	3,455	4,213	32,690	2,491
Insurance Expense	2,201	6,357	30,742	243
Interest expense	577	577	577	580
Miscellaneous expense	1,293	1,292	1,598	1,282
Total Operating Expenses	684,012	1,137,834	9,914,554	188,537

Less: Expenses waived/reimbursed by Advisor	(94,079)	(130,684)	(58,110)	(103,346)
Net Operating Expenses	589,933	1,007,150	9,856,444	85,191

Net Investment Income (Loss)	343,818	2,728,610	27,449,315	(25,243)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	(5,570,142)	(6,509,621)	(13,957)
Options purchased	—	—	—	(5,837)
Futures	(4,869,070)	—	—	(199,157)
Foreign currency translations	181,490	—	—	8,897
Net Realized Loss on Investments	(4,687,580)	(5,570,142)	(6,509,621)	(210,054)

Net Change in Unrealized Appreciation/(Depreciation) on Investments
Investments	2,316,179	4,596,753	4,043,410	461,129
Futures	(1,146,647)	—	—	22,827
Foreign currency translations	81,874	—	—	789
Net Change in Unrealized Appreciation on Investments	1,251,406	4,596,753	4,043,410	484,745

Net Realized and Unrealized Gain (Loss) on Investments	(3,436,174)	(973,389)	(2,466,211)	274,691

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,092,356)	$1,755,221	$24,983,104	$249,448

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(18,032)	$(154,024)	$400,319	$2,445,501	$(135,222)	$(535,644)
Net realized gain (loss) on investments,futures and options	67,263	6,124,502	706,240	762,055	(65,419)	13,451,661
Net change in unrealized appreciation (depreciation) on investments, options and futures	2,077,716	(668,688)	46,050	(15,301)	2,438,082	3,521,290
Net increase in net assets resulting from operations	2,126,947	5,301,790	1,152,609	3,192,255	2,237,441	16,437,307

Distributions to Shareholders from:
Total Distributions :
Institutional	—	—	—	(2,853,767)	—	—
Class A	—	—	—	(174,301)	—	—
Class C	—	—	—	(112,966)	—	—

Total distributions to shareholders	—	—	—	(3,141,034)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold Institutional	5,393,998	5,587,112	1,567,875	8,053,179	1,554,931	10,027,057
Class A	30,729	160,699	99,537	1,053,270	370,226	1,185,063
Class C	49,237	5,150	34,225	364,781	358,196	689,080
Reinvestment of distributions
Institutional	—	—	—	2,566,866	—	—
Class A	—	—	—	166,271	—	—
Class C	—	—	—	108,584	—	—
Cost of shares redeemed
Institutional	(1,880,776)	(10,203,539)	(14,225,906)	(68,889,584)	(4,811,383)	(11,030,934)
Class A	(420,462)	(1,297,688)	(2,540,057)	(4,171,767)	(1,002,079)	(2,640,356)
Class C	(67,928)	(333,093)	(934,254)	(2,405,570)	(390,037)	(589,536)
Net increase (decrease) in net assets from
share transactions of beneficial interest	3,104,798	(6,081,359)	(15,998,580)	(63,153,970)	(3,920,146)	(2,359,626)

Total Increase/(Decrease) in Net Assets	5,231,745	(779,569)	(14,845,971)	(63,102,749)	(1,682,705)	14,077,681

Net Assets:
Beginning of period/year	34,787,968	35,567,537	68,679,596	131,782,345	76,920,891	62,843,210
End of period/year	$40,019,713	$34,787,968	$53,833,625	$68,679,596	$75,238,186	$76,920,891

Share Activity:
Institutional Class
Shares Sold	560,702	635,889	93,230	472,207	24,088	172,951
Shares Reinvested	—	—	—	153,797	—	—
Shares Redeemed	(196,245)	(1,173,571)	(846,084)	(4,027,092)	(76,486)	(185,903)
Net increase (decrease) in shares of Beneficial interest	364,457	(537,682)	(752,854)	(3,401,088)	(52,398)	(12,952)

Class A
Shares Sold	3,229	17,178	5,911	61,700	9,493	32,766
Shares Reinvested	—	—	—	9,938	—	—
Shares Redeemed	(43,601)	(146,558)	(150,663)	(242,875)	(25,463)	(73,999)
Net decrease in shares of Beneficial interest	(40,372)	(129,380)	(144,752)	(171,237)	(15,970)	(41,233)

Class C
Shares Sold	5,283	615	2,116	22,059	11,322	24,191
Shares Reinvested	—	—	—	6,749	—	—
Shares Redeemed	(7,254)	(37,756)	(57,692)	(146,512)	(12,114)	(19,935)
Net increase (decrease) in shares of Beneficial interest	(1,971)	(37,141)	(55,576)	(117,704)	(792)	4,256

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Return Stacked® Balanced Allocation &
	Rational Strategic Allocation Fund		Systematic Macro Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Operations:	(Unaudited)		(Unaudited)
Net investment income	$46,082	$905,522	$343,818	$2,310,429
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	(1,190,609)	2,267,320	(4,687,580)	4,435,785
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	352,432	(1,722,465)	1,251,406	2,002,457
Net increase (decrease) in net assets resulting from operations	(792,095)	1,450,377	(3,092,356)	8,748,671

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(21,635)	(101,462)	—	(4,387,867)
Class A	(138,293)	(669,906)	—	(123,736)
Class C	(1,462)	(6,486)	—	(182,479)

Total distributions to shareholders	(161,390)	(777,854)	—	(4,694,082)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	—	1,000	5,348,564	23,446,578
Class A	19,464	467,874	228,127	383,044
Class C	27,638	100,000	114,587	684,989
Reinvestment of distributions
Institutional	128	565	—	3,339,348
Class A	125,119	604,770	—	123,736
Class C	1,450	6,421	—	181,891
Cost of shares redeemed
Institutional	—	—	(32,251,884)	(54,518,037)
Class A	(572,428)	(1,351,974)	(1,121,082)	(793,729)
Class C	(20,088)	—	(441,652)	(824,204)
Net decrease in net assets from share transactions of beneficial interest	(418,717)	(171,344)	(28,123,340)	(27,976,384)

Total Increase (Decrease) in Net Assets	(1,372,202)	501,179	(31,215,696)	(23,921,795)

Net Assets:
Beginning of period/year	10,492,225	9,991,046	70,777,426	94,699,221
End of period/year	$9,120,023	$10,492,225	$39,561,730	$70,777,426

Share Activity:
Institutional Class
Shares Sold	—	118	270,754	1,111,490
Shares Reinvested	17	64	—	163,693
Shares Redeemed	—	—	(1,680,774)	(2,576,628)
Net increase (decrease) in shares of Beneficial interest	17	182	(1,410,020)	(1,301,445)

Class A
Shares Sold	2,464	52,040	10,979	18,123
Shares Reinvested	17,172	68,331	—	6,135
Shares Redeemed	(76,958)	(148,369)	(55,257)	(37,965)
Net decrease in shares of Beneficial interest	(57,322)	(27,998)	(44,278)	(13,707)

Class C
Shares Sold	3,839	10,999	5,833	34,090
Shares Reinvested	202	737	—	9,405
Shares Redeemed	(2,889)	—	(23,691)	(41,092)
Net increase (decrease) in shares of Beneficial interest	1,152	11,736	(17,858)	2,403

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational/RGN Hedged Equity Fund
					(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024 *
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$2,728,610	$2,506,687	$27,449,315	$51,502,361	$(25,243)	$(5,105)
Net realized gain (loss) on investments and foreign currency translations	(5,570,142)	3,616,628	(6,509,621)	(13,342,284)	(210,054)	1,332
Net change in unrealized appreciation on investments and foreign currency translations	4,596,753	3,831,441	4,043,410	33,558,510	484,745	134,908
Net increase in net assets resulting from operations	1,755,221	9,954,756	24,983,104	71,718,587	249,448	131,135

Distributions to Shareholders:
Total Distributions :
Institutional	(4,007,964)	(3,394,276)	(27,808,604)	(51,826,479)	—	(63,177)
Class A	(7,960)	(24,260)	(1,371,928)	(3,929,293)	—	(76)
Class C	(3,754)	(3,335)	(871,130)	(2,002,661)	—	(55)

Total distributions to shareholders	(4,019,678)	(3,421,871)	(30,051,662)	(57,758,433)	—	(63,308)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	7,806,635	71,386,334	316,662,510	428,848,747	2,171,731	8,045,250
Class A	—	229,743	13,363,187	26,826,070	10,613	11,069
Class C	—	117,703	5,410,665	7,524,254	—	10,000
Reinvestment of distributions
Institutional	1,500,053	1,122,988	24,626,385	45,560,008	—	50,794
Class A	7,959	24,260	1,197,771	3,530,498	—	75
Class C	3,754	3,335	738,104	1,703,609	—	55
Cost of shares redeemed
Institutional	(5,675,157)	(10,142,454)	(144,049,154)	(257,184,835)	(327,541)	—
Class A	(107,290)	(1,475,087)	(9,318,272)	(44,012,798)	(9,850)	—
Class C	(22,624)	(180,093)	(3,138,447)	(7,441,986)	—	—
Net increase in net assets from share transactions of beneficial interest	3,513,330	61,086,729	205,492,749	205,353,567	1,844,953	8,117,243

Total Increase in Net Assets	1,248,873	67,619,614	200,424,191	219,313,721	2,094,401	8,185,070

Net Assets:
Beginning of period/year	204,794,773	137,175,159	997,890,314	778,576,593	8,185,070	—
End of period/year	$206,043,646	$204,794,773	$1,198,314,505	$997,890,314	$10,279,471	$8,185,070

Share Activity:
Institutional
Shares Sold	707,447	6,287,723	17,496,302	23,667,936	216,909	796,210
Shares Reinvested	136,719	102,739	1,363,050	2,521,186	—	4,865
Shares Redeemed	(513,592)	(937,017)	(7,962,070)	(14,226,074)	(31,847)	—
Net increase in shares of Beneficial interest	330,574	5,453,445	10,897,282	11,963,048	185,062	801,075

Class A
Shares Sold	—	21,255	739,123	1,483,379	1,052	1,105
Shares Reinvested	727	2,245	66,381	195,689	—	7
Shares Redeemed	(9,617)	(132,798)	(515,750)	(2,434,782)	(993)	—
Net increase (decrease) in shares of Beneficial interest	(8,890)	(109,298)	289,754	(755,714)	59	1,112

Class C
Shares Sold	—	11,065	300,096	417,313	—	1,000
Shares Reinvested	345	310	41,036	94,694	—	5
Shares Redeemed	(2,060)	(16,888)	(174,200)	(413,881)	—	—
Net increase (decrease) in shares of Beneficial interest	(1,715)	(5,513)	166,932	98,126	—	1,005

*	The Rational/RGN Hedged Equity Fund commenced operations September 27, 2024

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,		December 31,
	2025		2024	2023		2022	2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$9.57		$8.19	$7.97		$8.99	$7.96		$6.94

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	0.00	(G)	(0.03)	0.00	(G)	0.07	0.07		0.08
Net realized and unrealized gain (loss) on investments	0.54		1.41	0.23		(1.03)	1.07		1.03
Total from investment operations	0.54		1.38	0.23		(0.96)	1.14		1.11

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	) (G)	(0.06)	(0.11)		(0.09)
From Return of Capital	—		—	(0.01)		—	—		—
Total distributions	—		—	(0.01)		(0.06)	(0.11)		(0.09)

Net asset value, end of year/period	$10.11		$9.57	$8.19		$7.97	$8.99		$7.96

Total return (B)	5.64	% (I)	16.85%	2.95%		(10.68)%	14.37	% (C)	16.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$30,033		$24,923	$25,741		$55,862	$58,975		$46,451
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.50	% (J)	1.56%	1.45%		1.20%	1.15%		1.32%
Expenses, net waiver and reimbursement (D,E)	1.50	% (J)	1.56%	1.45%		1.20%	1.10%		1.01%
Net investment income (loss) (D,H)	(0.01	)% (J)	(0.36)%	(0.01)%		0.80%	0.80%		1.10%
Portfolio turnover rate	72	% (I)	270%	580%		281%	239%		480%

	Class A
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,		December 31,
	2025		2024	2023		2022	2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$9.51		$8.16	$7.96		$8.98	$7.95		$6.93

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.05)	(0.02)		0.04	0.05		0.04
Net realized and unrealized gain (loss) on investments	0.54		1.40	0.23		(1.01)	1.07		1.05
Total from investment operations	0.53		1.35	0.21		(0.97)	1.12		1.09

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	) (G)	(0.05)	(0.09)		(0.07)
From Return of Capital	—		—	(0.01)		—	—		—
Total distributions	—		—	(0.01)		(0.05)	(0.09)		(0.07)

Net asset value, end of year/period	$10.04		$9.51	$8.16		$7.96	$8.98		$7.95

Total return (B)	5.57	% (I)	16.54%	2.62%		(10.86)%	14.11%		15.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,881		$8,795	$8,604		$9,717	$11,858		$12,099
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	1.75	% (J)	1.81%	1.72%		1.46%	1.40%		1.69%
Expenses, net waiver and reimbursement (D,F)	1.75	% (J)	1.81%	1.72%		1.46%	1.35%		1.26%
Net investment income (loss) (D,H)	(0.27	)% (J)	(0.60)%	(0.28)%		0.53%	0.55%		0.58%
Portfolio turnover rate	72	% (I)	270%	580%		281%	239%		480%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.47	% (J)	1.48%	1.30%	1.19%	1.15%	1.31%
Expenses, net waiver and reimbursement	1.47	% (J)	1.48%	1.30%	1.19%	1.10%	1.00%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.72	% (J)	1.73%	1.57%	1.45%	1.40%	1.68%
Expenses, net waiver and reimbursement	1.72	% (J)	1.73%	1.57%	1.45%	1.35%	1.25%

(G)	Less than $.005

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Not Annualized

(J)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$9.31		$8.04	$7.89	$8.93	$7.90	$6.91

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.11)	(0.07)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.53		1.38	0.22	(1.02)	1.07	1.04
Total from investment operations	0.48		1.27	0.15	(1.03)	1.06	1.03

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.01)	(0.03)	(0.04)
Total distributions	—		—	—	(0.01)	(0.03)	(0.04)

Net asset value, end of year/period	$9.79		$9.31	$8.04	$7.89	$8.93	$7.90

Total return (B)	5.16	% (F)	15.80%	1.90%	(11.51)%	13.40%	14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,106		$1,069	$1,223	$1,610	$1,771	$1,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	2.46	% (G)	2.52%	2.41%	2.15%	2.15%	2.39%
Expenses, net waiver and reimbursement (C, D)	2.46	% (G)	2.52%	2.41%	2.15%	2.06%	2.01%
Net investment income (loss) (D,E)	(0.98	)% (G)	(1.32)%	(0.98)%	(0.15)%	(0.16)%	-0.18%
Portfolio turnover rate	72	% (F)	270%	580%	281%	239%	480%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.43	% (G)	2.44%	2.26%	2.14%	2.14%	2.38%
Expenses, net waiver and reimbursement	2.43	% (G)	2.44%	2.26%	2.14%	2.06%	2.00%

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not Annualized.

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022 (A)	2021 (A)	2020 (A)
	(Unaudited)
Net asset value, beginning of year/period	$16.71		$16.91	$17.00	$17.10	$17.07	$16.98

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.12		0.43	0.25	(0.09)	(0.33)	(0.27)
Net realized and unrealized gain on investments	0.22		0.12	0.61	0.04	0.99	0.72
Total from investment operations	0.34		0.55	0.86	(0.05)	0.66	0.45

LESS DISTRIBUTIONS:
From net investment income	—		(0.64)	(0.25)	—	—	—
From net realized gains on investments	—		(0.11)	(0.70)	(0.05)	(0.63)	(0.36)
Total distributions	—		(0.75)	(0.95)	(0.05)	(0.63)	(0.36)

Net asset value, end of year/period	$17.05		$16.71	$16.91	$17.00	$17.10	$17.07

Total return (C)	2.03	% (F)	3.24%	5.06%	(0.30)%	3.94%	2.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$49,343		$60,944	$119,144	$199,786	$264,557	$199,987
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.28	% (G)	2.14%	2.08%	2.02%	2.04%	2.05%
Expenses, net waiver and reimbursement (D)	2.00	% (G)	2.00%	2.00%	1.99%	1.99%	1.99%
Net investment income (loss)	1.41	% (G)	2.53%	1.44%	(0.86)%	(1.98)%	(1.54)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022 (A)	2021 (A)	2020 (A)
	(Unaudited)
	$16.75		$16.93	$17.02	$17.16	$17.16	$17.10
Net asset value, beginning of year/period

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.10		0.39	0.22	(0.12)	(0.39)	(0.27)
Net realized and unrealized gain on investments	0.22		0.12	0.59	0.03	1.02	0.69
Total from investment operations	0.32		0.51	0.81	(0.09)	0.63	0.42

LESS DISTRIBUTIONS:
From net investment income	—		(0.58)	(0.20)	—	—	—
From net realized gains on investments	—		(0.11)	(0.70)	(0.05)	(0.63)	(0.36)
Total distributions	—		(0.69)	(0.90)	(0.05)	(0.63)	(0.36)

Net asset value, end of year/period	$17.07		$16.75	$16.93	$17.02	$17.16	$17.16

Total return (C)	1.91	% (F)	3.00%	4.77%	(0.53)%	3.75%	2.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,995		$4,383	$7,328	$8,868	$18,494	$7,423
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.53	% (G)	2.42%	2.33%	2.29%	2.29%	2.33%
Expenses, net waiver and reimbursement (E)	2.25	% (G)	2.25%	2.25%	2.24%	2.24%	2.24%
Net investment income (loss)	1.14	% (G)	2.27%	1.27%	(1.28)%	(2.23)%	(1.64)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.27	% (G)	2.14%	2.07%	2.02%	2.04%	2.05%
Expenses, net waiver and reimbursement	1.99	% (G)	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.52	% (G)	2.42%	2.32%	2.29%	2.29%	2.33	%4
Expenses, net waiver and reimbursement	2.24	% (G)	2.24%	2.24%	2.24%	2.24%	2.24%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2025		2024	2023	2022 (A)		2021 (A)	2020 (A)
	(Unaudited)
Net asset value, beginning of year/period	$16.10		$16.29	$16.38	$16.65		$16.80	$16.86

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.03		0.25	0.08	(0.19)		(0.51)	(0.42)
Net realized and unrealized gain (loss) on investments	0.22		0.12	0.57	(0.03	) (C)	0.99	0.72
Total from investment operations	0.25		0.37	0.65	(0.22)		0.48	0.30

LESS DISTRIBUTIONS:
From net investment income	—		(0.45)	(0.04)	—		—	—
From net realized gains on investments	—		(0.11)	(0.70)	(0.05)		(0.63)	(0.36)
Total distributions	—		(0.56)	(0.74)	(0.05)		(0.63)	(0.36)

Net assets, end of year/period (in 000’s)	$16.35		$16.10	$16.29	$16.38		$16.65	$16.80

Total return (D)	1.55	% (F)	2.25%	3.97%	(1.33)%		2.94%	1.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,496		$3,353	$5,311	$7,808		$9,444	$9,130
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.20	% (G)	3.08%	3.04%	2.99%		3.00%	3.04%
Expenses, net waiver and reimbursement (E)	3.00	% (G)	3.00%	3.00%	2.99%		2.99%	2.99%
Net investment income (loss)	0.42	% (G)	1.51%	0.50%	(1.85)%		(2.98)%	(2.54)%
Portfolio turnover rate	0	% (F)	0%	0%	0%		0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.19	% (G)	3.07%	3.03%	2.99%	3.00%	3.04%
Expenses, net waiver and reimbursement	2.99	% (G)	2.99%	2.99%	2.99%	2.99%	2.99%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2025		2024		2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$65.58		$51.93		$36.45		$59.52	$56.20	$43.30

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (A)	(0.08)		(0.37)		(0.13)		(0.07)	(0.41)	(0.33)
Net realized and unrealized gain (loss) on investments	2.30		14.02		15.61		(21.01)	8.68	19.98
Total from investment operations	2.22		13.65		15.48		(21.08)	8.27	19.65

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		—		(1.99)	(4.95)	(6.75)

Net asset value, end of year/period	$67.80		$65.58		$51.93		$36.45	$59.52	$56.20

Total return (B)	3.39	% (G)	26.29	% (C)	42.47	% (C)	(35.41)%	14.97%	45.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$54,011		$55,684		$44,767		$28,643	$82,648	$53,102
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.17	% (H)	1.19%		1.26%		1.20%	1.10%	1.25%
Expenses, net waiver and reimbursement (D)	1.17	% (H)	1.20	% (F)	1.24%		1.20%	1.14%	1.24%
Net investment loss	(0.25	)% (H)	(0.63)%		(0.29)%		(0.16)%	(0.65)%	(0.56)%
Portfolio turnover rate	154	% (G)	340%		194%		154%	225%	320%

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2025		2024		2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$39.66		$31.49		$22.16		$37.49	$37.16	$30.27

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (A)	(0.10)		(0.32)		(0.15)		(0.11)	(0.41)	(0.28)
Net realized and unrealized gain (loss) on investments	1.39		8.49		9.48		(13.23)	5.69	13.92
Total from investment operations	1.29		8.17		9.33		(13.34)	5.28	13.64

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		—		(1.99)	(4.95)	(6.75)

Net asset value, end of year/period	$40.95		$39.66		$31.49		$22.16	$37.49	$37.16

Total return (B)	3.25	% (G)	25.94%		42.10%		(35.58)%	14.59%	44.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$16,453		$16,570		$14,456		$11,668	$23,205	$17,972
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.44	% (H)	1.46%		1.52%		1.47%	1.37%	1.52%
Expenses, net waiver and reimbursement (E)	1.44	% (H)	1.47	% (F)	1.49%		1.47%	1.47%	1.49%
Net investment loss	(0.52	)% (H)	(0.90)%		(0.55)%		(0.41)%	(1.00)%	(0.82)%
Portfolio turnover rate	154	% (G)	340%		194%		154%	225%	320%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.17	% (H)	1.19%		1.26%	1.19%	1.10%	1.25%
Expenses, net waiver and reimbursement	1.17	% (H)	1.20	% (F)	1.24%	1.19%	1.14%	1.24%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.44	% (H)	1.46%		1.52%	1.46%	1.37%	1.52%
Expenses, net waiver and reimbursement	1.44	% (H)	1.47	% (F)	1.49%	1.46%	1.47%	1.49%

(F)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,	December 31,	December 31,
	2025		2024		2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$32.30		$25.82		$18.31		$31.73	$32.34	$27.15

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (A)	(0.19)		(0.46)		(0.28)		(0.26)	(0.58)	(0.50)
Net realized and unrealized gain (loss) on investments	1.12		6.94		7.79		(11.17)	4.92	12.44
Total from investment operations	0.93		6.48		7.51		(11.43)	4.34	11.94

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		—		(1.99)	(4.95)	(6.75)

Net asset value, end of year/period	$33.23		$32.30		$25.82		$18.31	$31.73	$32.34

Total return (B)	2.88	% (F)	25.10	% (C)	41.02	% (C)	(36.02)%	13.85%	43.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,774		$4,666		$3,621		$2,852	$4,898	$1,525
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.14	% (G)	2.15%		2.23%		2.18%	2.08%	2.41%
Expenses, net waiver and reimbursement (D)	2.14	% (G)	2.16	% (E)	2.23%		2.18%	2.12%	2.24%
Net investment loss	(1.22	)% (G)	(1.59)%		(1.28)%		(1.12)%	(1.62)%	(1.54)%
Portfolio turnover rate	154	% (F)	340%		194%		154%	225%	320%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.13	% (G)	2.15%		2.23%	2.17%	2.08%	2.41%
Expenses, net waiver and reimbursement	2.13	% (G)	2.16	% (E)	2.23%	2.17%	2.12%	2.24%

(E)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.52		$8.01	$6.84	$10.24	$8.94	$9.58

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.04		0.78	0.30	0.31	0.40	0.27
Net realized and unrealized gain (loss) on investments	(0.66)		0.40	1.30	(3.16)	2.54	(0.61)
Total from investment operations	(0.62)		1.18	1.60	(2.85)	2.94	(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.67)	(0.43)	(0.18)	(0.36)	(0.28)
From net realized gains on investments	—		—	—	(0.37)	(1.28)	—
From Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.14)		(0.67)	(0.43)	(0.55)	(1.64)	(0.30)

Net asset value, end of year/period	$7.76		$8.52	$8.01	$6.84	$10.24	$8.94

Total return (B)	(7.12	)% (H)	14.64%	24.05%	(27.87)%	33.94%	(3.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,170		$1,285	$1,206	$1,027	$519	$248
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.77	% (I)	1.49%	1.55%	1.39%	1.11%	1.31%
Expenses, net waiver and reimbursement (C,E)	0.48	% (I)	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (C,D)	1.08	% (I)	8.53%	4.02%	3.82%	3.78%	3.26%
Portfolio turnover rate	22	% (H)	28%	105%	27%	2%	89%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.57		$8.06	$6.88	$10.30	$8.99	$9.63

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.03		0.73	0.28	0.29	0.34	0.25
Net realized and unrealized gain (loss) on investments	(0.66)		0.43	1.31	(3.17)	2.59	(0.61)
Total from investment operations	(0.63)		1.16	1.59	(2.88)	2.93	(0.36)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.65)	(0.41)	(0.17)	(0.34)	(0.26)
From net realized gains on investments	—		—	—	(0.37)	(1.28)	—
From Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.13)		(0.65)	(0.41)	(0.54)	(1.62)	(0.28)

Net asset value, end of year/period	$7.81		$8.57	$8.06	$6.88	$10.30	$8.99

Total return (B)	(7.19	)% (G)(H)	14.27%	23.75%	(28.04)%	33.57%	(3.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,849		$9,107	$8,784	$6,048	$9,830	$7,713
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.11	% (I)	1.82%	1.92%	1.72%	1.47%	1.65%
Expenses, net waiver and reimbursement (C,F)	0.73	% (I)	0.71%	0.71%	0.71%	0.71%	0.70%
Net Investment income (C,D)	0.83	% (I)	7.96%	3.77%	3.48%	3.30%	2.98%
Portfolio turnover rate	22	% (H)	28%	105%	27%	2%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.74	% (I)	1.48%	1.54%	1.38%	1.10%	1.31%
Expenses, net waiver and reimbursement	0.45	% (I)	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (I)	1.81%	1.91%	1.71%	1.46%	1.65%
Expenses, net waiver and reimbursement	0.70	% (I)	0.70%	0.70%	0.70%	0.70%	0.70%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not Annualized

(I)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$8.50		$8.00	$6.83	$10.25	$8.95	$9.58

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.00	(I)	0.98	0.23	0.23	0.26	0.19
Net realized and unrealized gain (loss) on investments	(0.65)		0.11	1.30	(3.16)	2.58	(0.61)
Total from investment operations	(0.65)		1.09	1.53	(2.93)	2.84	(0.42)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.59)	(0.36)	(0.12)	(0.26)	(0.19)
From net realized gains on investments	—		—	—	(0.37)	(1.28)	—
From Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.11)		(0.59)	(0.36)	(0.49)	(1.54)	(0.21)

Net asset value, end of year/period	$7.74		$8.50	$8.00	$6.83	$10.25	$8.95

Total return (B)	(7.58	)% (F)(G)	13.47%	22.94%	(28.55)%	32.60%	(4.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$101		$101	$1	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.85	% (H)	2.53%	2.26%	2.37%	2.24%	2.33%
Expenses, net waiver and reimbursement (C,E)	1.47	% (H)	1.46%	1.46%	1.46%	1.46%	1.45%
Net investment income (C,D)	0.08	% (H)	10.58%	3.13%	2.78%	2.53%	2.26%
Portfolio turnover rate	22	% (G)	28%	105%	27%	2%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/perod.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Amount is less than $0.005.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.84	% (H)	2.52%	2.25%	2.36%	2.23%	2.33%
Expenses, net waiver and reimbursement	1.47	% (H)	1.45%	1.45%	1.45%	1.45%	1.45%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$20.33		$19.75	$21.93	$22.71	$23.77	$23.73

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	0.12		0.58	0.47	(0.07)	(0.50)	(0.37)
Net realized and unrealized gain (loss) on investments	(0.76)		1.39	(0.55)	(0.62)	3.16	0.52
Total from investment operations	(0.64)		1.97	(0.08)	(0.69)	2.66	0.15

LESS DISTRIBUTIONS:
From net investment income	—		(0.94)	(0.59)	(0.09)	(3.72)	(0.08)
From net realized gains on investments	—		(0.45)	(1.51)	—	—	—
From Return of capital	—		—	—	—	—	(0.03)
Total distributions	—		(1.39)	(2.10)	(0.09)	(3.72)	(0.11)

Net asset value, end of year/period	$19.69		$20.33	$19.75	$21.93	$22.71	$23.77

Total return (B)	(3.15	)% (E)	9.93%	(0.46)%	(3.06)%	11.28%	0.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$35,883		$65,729	$89,562	$162,983	$64,890	$62,176
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.30	% (F)	2.19%	2.15%	2.05%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	1.97	% (F)	1.97%	1.99%	1.97%	1.98%	1.97%
Net investment income (loss)	1.24	% (F)	2.74%	2.14%	(0.30)%	(1.95)%	(1.61)%
Portfolio turnover rate	87	% (E)	0%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$20.10		$19.54	$21.71	$22.53	$23.61	$23.52

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	0.10		0.52	0.41	(0.04)	(0.55)	(0.36)
Net realized and unrealized gain (loss) on investments	(0.76)		1.37	(0.54)	(0.70)	3.13	0.45
Total from investment operations	(0.66)		1.89	(0.13)	(0.74)	2.58	0.09

LESS DISTRIBUTIONS:
From net investment income	—		(0.88)	(0.53)	(0.08)	(3.66)	—
From net realized gains on investments	—		(0.45)	(1.51)	—	—	—
Total distributions	—		(1.33)	(2.04)	(0.08)	(3.66)	—

Net asset value, end of year/period	$19.44		$20.10	$19.54	$21.71	$22.53	$23.61

Total return (B)	(3.28	)% (E)	9.65%	(0.71)%	(3.30)%	10.99%	0.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$975		$1,899	$2,113	$3,643	$607	$776
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.59	% (F)	2.50%	2.40%	2.33%	2.36%	2.47%
Expenses, net waiver and reimbursement (D)	2.22	% (F)	2.22%	2.24%	2.22%	2.23%	2.22%
Net investment income (loss)	1.01	% (F)	2.47%	1.88%	(0.18)%	(2.10)%	(1.43)%
Portfolio turnover rate	87	% (E)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.30	% (F)	2.19%	2.13%	2.05%	2.16%	2.18%
Expenses, net waiver and reimbursement	1.97	% (F)	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.58	% (F)	2.50%	2.38%	2.33%	2.35%	2.47%
Expenses, net waiver and reimbursement	2.22	% (F)	2.22%	2.22%	2.22%	2.22%	2.22%

(E)	Not Annualized

(F)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$19.27		$18.78	$20.94	$21.88	$23.03	$23.11

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	0.02		0.34	0.24	(0.15)	(0.72)	(0.57)
Net realized and unrealized gain (loss) on investments	(0.72)		1.32	(0.52)	(0.73)	3.05	0.49
Total from investment operations	(0.70)		1.66	(0.28)	(0.88)	2.33	(0.08)

LESS DISTRIBUTIONS:
From net investment income	—		(0.72)	(0.37)	(0.06)	(3.48)	—
From net realized gains on investments	—		(0.45)	(1.51)	—	—	—
Total distributions	—		(1.17)	(1.88)	(0.06)	(3.48)	—

Net asset value, end of year/period	$18.57		$19.27	$18.78	$20.94	$21.88	$23.03

Total return (B)	(3.63	)% (D)	8.82%	(1.43)%	(4.01)%	10.18%	(0.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,703		$3,150	$3,024	$2,327	$241	$250
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.22	% (E)	3.10%	3.05%	3.00%	3.18%	3.35%
Expenses, net waiver and reimbursement (C)	2.97	% (E)	2.97%	2.99%	2.97%	2.98%	2.97%
Net investment income (loss)	0.20	% (E)	1.71%	1.17%	(0.66)%	(2.95)%	(2.51)%
Portfolio turnover rate	87	% (D)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.22	% (E)	3.10%	3.03%	3.00%	3.17%	3.35%
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.97%

(D)	Not annualized.

(E)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2025		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$11.15		$10.53	$10.43		$11.96	$11.69	$10.17

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.15		0.19	0.22		0.20	0.13	0.17
Net realized and unrealized gain (loss) on investments	(0.05)		0.67	0.11		(1.49)	1.04	1.56
Total from investment operations	0.10		0.86	0.33		(1.29)	1.17	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.24)	(0.23)		(0.20)	(0.17)	(0.20)
From net realized gains on investments	—		—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.22)		(0.24)	(0.23)		(0.24)	(0.90)	(0.21)

Net asset value, end of year/period	$11.03		$11.15	$10.53		$10.43	$11.96	$11.69

Total return (B)	0.88	% (F)	8.22%	3.29	% (C)	(10.82)%	10.21%	17.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$205,355		$203,981	$135,201		$106,362	$118,333	$73,946
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.12	% (G)	1.16%	1.19%		1.16%	1.17%	1.25%
Expenses, net waiver and reimbursement (D)	0.99	% (G)	0.99%	0.99%		0.99%	0.99%	0.99%
Net investment income	2.69	% (G)	1.72%	2.19%		1.81%	1.07%	1.62%
Portfolio turnover rate	72	% (F)	114%	180%		116%	130%	140%

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2025		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$11.13		$10.51	$10.44		$11.97	$11.69	$10.17

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.13		0.17	0.18		0.17	0.11	0.39
Net realized and unrealized gain (loss) on investments	(0.05)		0.65	0.10		(1.49)	1.03	1.33
Total from investment operations	0.08		0.82	0.28		(1.32)	1.14	1.72

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.20)	(0.21)		(0.17)	(0.13)	(0.19)
From net realized gains on investments	—		—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.20)		(0.20)	(0.21)		(0.21)	(0.86)	(0.20)

Net asset value, end of year/period	$11.01		$11.13	$10.51		$10.44	$11.97	$11.69

Total return (B)	0.75	% (F)	7.90%	2.73	% (C)	(11.04)%	9.97%	16.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$433		$536	$1,655		$1,861	$2,231	$337
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.39	% (G)	1.46%	1.46%		1.41%	1.35%	1.40%
Expenses, net waiver and reimbursement (E)	1.24	% (G)	1.24%	1.24%		1.24%	1.24%	1.24%
Net investment income	2.30	% (G)	1.56%	1.81%		1.55%	0.88%	3.50%
Portfolio turnover rate	72	% (F)	114%	180%		116%	130%	140%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31 ,2023 the Total return would have been 2.19% and 1.25% for the Institutional and Class A, respectively.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.12	% (G)	1.16%	1.19%	1.16%	1.17%	1.25%
Expenses, net waiver and reimbursement	0.99	% (G)	0.99%	0.99%	0.99%	0.99%	0.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.39	% (G)	1.46%	1.46%	1.41%	1.35%	1.40%
Expenses, net waiver and reimbursement	1.24	% (G)	1.24%	1.24%	1.24%	1.24%	1.24%

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2025		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of year/period	$11.06		$10.44	$10.38		$11.90	$11.66	$10.17

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	0.09		0.08	0.11		0.10	0.02	0.32
Net realized and unrealized gain (loss) on investments	(0.06)		0.67	0.09		(1.48)	1.02	1.34
Total from investment operations	0.03		0.75	0.20		(1.38)	1.04	1.66

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.13)	(0.14)		(0.10)	(0.07)	(0.16)
From net realized gains on investments	—		—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.16)		(0.13)	(0.14)		(0.14)	(0.80)	(0.17)

Net asset value, end of year/period	$10.93		$11.06	$10.44		$10.38	$11.90	$11.66

Total return (B)	0.30	% (E)	7.19%	1.92	% (C)	(11.63)%	9.11%	16.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$256		$278	$320		$298	$249	$55
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.09	% (F)	2.14%	2.13%		2.11%	2.10%	2.13%
Expenses, net waiver and reimbursement (D)	1.99	% (F)	1.99%	1.99%		1.99%	1.99%	1.99%
Net investment income (loss)	1.61	% (F)	0.75%	1.09%		0.93%	0.17%	2.87%
Portfolio turnover rate	72	% (E)	114%	180%		116%	130%	140%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31, 2023 the Total return would have been .65% for Cl C.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.09	% (F)	2.14%	2.13%	2.11%	2.10%	2.13%
Expenses, net waiver and reimbursement	1.99	% (F)	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Not Annualized

(F)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,		December 31,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$18.07		$17.73	$18.34		$19.69		$19.66		$20.10

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.45		1.10	1.06		0.93		0.74		0.43
Net realized and unrealized gain (loss) on investments	(0.03)		0.45	(0.28)		(1.16)		0.28		0.11
Total from investment operations	0.42		1.55	0.78		(0.23)		1.02		0.54

LESS DISTRIBUTIONS:
From net investment income	(0.49)		(1.21)	(1.34)		(1.12)		(0.99)		(0.93)
From net realized gains on investments	—		—	—		—		—		—
From Return of capital	—		—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(0.49)		(1.21)	(1.39)		(1.12)		(0.99)		(0.98)

Net asset value, end of year/period	$18.00		$18.07	$17.73		$18.34		$19.69		$19.66

Total return (C)	2.39	% (G)	8.95%	4.36	% (F)	(1.12	)% (F)	5.30%		2.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,103,383		$910,807	$681,473		$666,042		$670,278		$352,892
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.76	% (H)	1.82%	1.81%		1.79%		1.77%		1.80%
Expenses, net waiver and reimbursement (D)	1.75	% (H)	1.76%	1.76%		1.76%		1.75%		1.75%
Net investment income	5.05	% (H)	6.05%	5.79%		4.93%		3.75%		2.17%
Portfolio turnover rate	6	% (G)	8%	21%		27%		37%		4%

	Class A
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,		December 31,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$18.05		$17.71	$18.32		$19.66		$19.64		$20.08

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.43		1.03	1.00		0.88		0.72		0.37
Net realized and unrealized gain (loss) on investments	(0.03)		0.47	(0.26)		(1.15)		0.24		0.13
Total from investment operations	0.40		1.50	0.74		(0.27)		0.96		0.50

LESS DISTRIBUTIONS:
From net investment income	(0.47)		(1.16)	(1.30)		(1.07)		(0.94)		(0.89)
From net realized gains on investments	—		—	—		—		—		—
From Return of capital	—		—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(0.47)		(1.16)	(1.35)		(1.07)		(0.94)		(0.94)

Net asset value, end of year/period	$17.98		$18.05	$17.71		$18.32		$19.66		$19.64

Total return (C)	2.28	% (G)	8.68%	4.11	% (F)	(1.31	)% (F)	5.00%		2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$54,993		$49,986	$62,428		$70,121		$58,164		$37,224
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.04	% (H)	2.07%	2.07%		2.05%		2.03%		2.10%
Expenses, net waiver and reimbursement (E)	2.00	% (H)	2.00%	2.01%		2.02%		2.00%		2.00%
Net investment income	4.80	% (H)	5.70%	5.49%		4.69%		3.67%		1.88%
Portfolio turnover rate	6	% (G)	8%	21%		27%		37%		4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.76	% (H)	1.82%	1.81%	1.79%	1.77%	1.80%
Expenses, net waiver and reimbursement	1.75	% (H)	1.75%	1.76%	1.76%	1.75%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.04	% (H)	2.07%	2.07%	2.05%	2.03%	2.10%
Expenses, net waiver and reimbursement	2.00	% (H)	2.00%	2.01%	2.02%	2.00%	2.00%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not Annualized

(H)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,		December 31,
	2025		2024	2023		2022		2021		2020
	(Unaudited)
Net asset value, beginning of year/period	$17.99		$17.66	$18.27		$19.61		$19.60		$20.06

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.36		0.90	0.87		0.74		0.48		0.21
Net realized and unrealized gain (loss) on investments	(0.03)		0.46	(0.27)		(1.15)		0.33		0.14
Total from investment operations	0.33		1.36	0.60		(0.41)		0.81		0.35

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(1.03)	(1.16)		(0.93)		(0.80)		(0.76)
From net realized gains on investments	—		—	—		—		—		—
From Return of capital	—		—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(0.40)		(1.03)	(1.21)		(0.93)		(0.80)		(0.81)

Net asset value, end of year/period	$17.92		$17.99	$17.66		$18.27		$19.61		$19.60

Total return (C)	1.92	% (F)	7.85%	3.34	% (E)	(2.05	)% (E)	4.22%		1.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$39,938		$37,097	$34,676		$34,455		$35,497		$14,123
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.71	% (G)	2.76%	2.76%		2.76%		2.74%		2.77%
Expenses, net waiver and reimbursement (D)	2.71	% (G)	2.76%	2.76%		2.76%		2.75%		2.75%
Net investment income	4.09	% (G)	4.99%	4.76%		3.95%		2.46%		1.05%
Portfolio turnover rate	6	% (F)	8%	21%		27%		37%		4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.71	% (G)	2.76%	2.76%	2.75%	2.74%	2.77%
Expenses, net waiver and reimbursement	2.71	% (G)	2.76%	2.76%	2.75%	2.75%	2.75%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Period

	Institutional
	For The		For The
	Period Ended		Period Ended
	June 30,		December 31,
	2025		2024 (A)
	(Unaudited)
Net asset value, beginning of period	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.03)		(0.01)
Net realized and unrealized gain on investments	0.24		0.28
Total from investment operations	0.21		0.27

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)
From net realized gains on investments	—		(0.01)
Total distributions	—		(0.08)

Net asset value, end of period	$10.40		$10.19

Total return (C)	2.06	% (D)	2.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,257		$8,164
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	4.44	% (E)	8.76	% (E)
Expenses, net waiver and reimbursement (G)	2.00	% (E)	1.99	% (E)
Net investment loss	(0.59	)% (E)	(0.31	)% (E)
Portfolio turnover rate	4	% (D)	0	% (D)

	Class A
	For The		For The
	Period Ended		Period Ended
	June 30,		December 31,
	2025		2024 (A)
	(Unaudited)
Net asset value, beginning of period	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.04)		(0.02)
Net realized and unrealized gain on investments	0.23		0.29
Total from investment operations	0.19		0.27

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)
From net realized gains on investments	—		(0.01)
Total distributions	—		(0.08)

Net asset value, end of period	$10.38		$10.19

Total return (C)	1.86	% (D)(I)	2.64	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12		$11
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	4.70	% (E)	16.31	% (E)
Expenses, net waiver and reimbursement (H)	2.25	% (E)	2.24	% (E)
Net investment loss	(0.79	)% (E)	(0.83	)% (E)
Portfolio turnover rate	4	% (D)	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.42	% (E)	8.76	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.68	% (E)	16.31	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)	2.24	% (E)

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Period

	Class C
	For The		For The
	Period Ended		Period Ended
	June 30,		December 31,
	2025		2024 (A)
	(Unaudited)
Net asset value, beginning of period	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.08)		(0.04)
Net realized and unrealized gain on investments	0.24		0.29
Total from investment operations	0.16		0.25

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)
From net realized gains on investments	—		(0.01)
Total distributions	—		(0.06)

Net asset value, end of period	$10.35		$10.19

Total return (C)	1.57	% (D)	2.44	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10		$10
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	5.44	% (E)	17.00	% (E)
Expenses, net waiver and reimbursement (F)	3.00	% (E)	2.99	% (E)
Net investment loss	(1.60	)% (E)	(1.59	)% (E)
Portfolio turnover rate	4	% (D)	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	5.42	% (E)	17.00	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	2.99	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor(s)	Primary Objective
Rational Equity Armor Fund	Equity Armor Investments, LLC	Total return on investment, with dividend income
(“Equity Armor”)		an important component of that return.
Rational Tactical Return Fund	Warrington Asset Management, LLC	Total return consisting of long-term
(“Tactical Return”)		capital appreciation and income.
Rational Dynamic Brands Fund	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
(“Dynamic Brands”)
Rational Strategic Allocation Fund		Current income and moderate appreciation
(“Strategic Allocation”)		of capital.
Return Stacked® Balanced Allocation &	Newfound Research LLC	Long-term capital appreciation.
Systematic Macro Fund	ReSolve Asset Management, Inc.
(“Return Stacked® Balanced”)	ReSolve Asset Management SEZC
Rational/Pier 88 Convertible Securities Fund	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation
(“Pier 88”)		and income.
Rational Special Situations Income Fund	ESM Management, LLC	Total return consisting of capital appreciation
(“Special Situations”)		and income.
Rational/RGN Hedged Equity Fund	R.G. Niederhoffer Capital Management, Inc.	Long-term capital appreciation.
(“RGN Hedged Equity”)

The Funds are classified as diversified funds under the 1940 Act, except Pier 88 and RGN Hedged Equity, which are classified as non-diversified funds. The Strategic Allocation Fund is a “fund of funds”, in that it generally invests in other investment companies.

Currently, all Funds offer Class A, Class C, and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Return Stacked® Balanced and RGN Hedged Equity and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the valuation procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Investments in open-end investment companies (except for exchange-traded funds, “ETFs”) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies that are not ETFs are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The following tables summarize the inputs used as of June 30, 2025, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,181,603	$—	$—	$25,181,603
Exchange Traded Funds	10,867,620	—	—	10,867,620
Short-Term Investments	839,028	—	—	839,028
Derivatives
Purchased Options	$4,432,475	$—	$—	$4,432,475
Total Assets	$41,320,726	$—	$—	$41,320,726
Liabilities*
Derivatives
Written Options	$2,071,775	$—	$—	$2,071,775
Futures Contracts	706,270	—	—	706,270
Total Liabilities	$2,778,045	$—	$—	$2,778,045

Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$39,764,439	$—	$—	$39,764,439
Short-Term Investments	4,972,075	—	—	4,972,075
Derivatives
Purchased Options	$35,780	$—	$—	$35,780
Total Assets	$44,772,294	$—	$—	$44,772,294
Liabilities*
Derivatives
Written Options	$48,600	$—	$—	$48,600
Total Liabilities	$48,600	$—	$—	$48,600

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$74,456,735	$—	$—	$74,456,735
Short-Term Investments	420,062	—	—	420,062
Total Assets	$74,876,797	$—	$—	$74,876,797

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$6,961,065	$—	$—	$6,961,065
U.S. Treasury Bills	—	595,389	—	595,389
Short-Term Investments	131,419	—	—	131,419
Total Assets	$7,092,484	$595,389	$—	$7,687,873
Liabilities*
Derivatives
Futures Contracts	$317,868	$—	$—	$317,868
Total Liabilities	$317,868	$—	$—	$317,868

Return Stacked® Balanced

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,714,115	$—	$—	$21,714,115
U.S. Treasury Bills	—	996,767	—	996,767
Short-Term Investments	11,944,051	—	—	11,944,051
Derivatives
Futures Contracts	1,347,086	—	—	1,347,086
Total Assets	$35,005,252	$996,767	$—	$36,002,019
Liabilities*
Derivatives
Futures Contracts	$729,071	$—	$—	$729,071
Total Liabilities	$729,071	$—	$—	$729,071

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,937,800	$—	$—	$33,937,800
Preferred Stocks	45,661,140	—	—	45,661,140
Convertible Bonds	—	120,796,185	—	120,796,185
Short-Term Investments	3,191,107	—	—	3,191,107
Total Assets	$82,790,047	$120,796,185	$—	$203,586,232

Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$9,546,000	$—	$9,546,000
Asset Backed Securities	—	928,280,376	—	928,280,376
Corporate Bonds	—	174,792,131	—	174,792,131
Term Loans	—	1,826,185	—	1,826,185
Short-Term Investments	80,934,394	—	—	80,934,394
Total Assets	$80,934,394	$1,114,444,692	$—	$1,195,379,086

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

RGN Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,023,658	$—	$—	$8,023,658
Short-Term Investments	790,883	—	—	790,883
Derivatives
Futures Contracts	80,265	—	—	80,265
Total Assets	$8,894,806	$—	$—	$8,894,806
Liabilities*
Futures Contracts	$38,239	$—	$—	$38,239
Total Liabilities	$38,239	$—	$—	$38,239

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the year for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of Return Stacked® Balanced and RGN Hedged Equity include the accounts of RDMF Fund Ltd. (“RDMF”) and RRDEF Fund Ltd. (“RRDEF”) respectively, wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Return Stacked® Balanced and RGN Hedged Equity may invest up to 25% of their total assets in RDMF and RRDEF respectively, each a controlled foreign corporation (“CFC”), that act as investment vehicles in order to effect certain investments consistent with each Fund’s investment objectives and policies.

		Net Assets as of	% of Net Assets as of
	Inception Date of	June 30, 2025	June 30, 2025
RDMF	8/5/2016	$ 6,217,806	15.72%
RRDEF	9/27/2024	$ 402,129	3.91%

For tax purposes, RDMF and RRDEF are exempted Cayman investment companies. RDMF and RRDEF have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RDMF and RRDEF are controlled foreign corporations that generate and are allocated no income which is considered effectively connected with U.S. trade or business and as such are not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, RDMF’s and RRDEF’s net income and capital gain, to the extent of their earnings and profits, will be included each year in Return Stacked® Balanced’s and RGN Hedged Equity’s respective investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2025, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Equity Armor
	Futures	Equity	Futures unrealized depreciation	$(706,270)
			Totals	$(706,270)

	Options	Equity	Securities at value	$4,432,475
		Equity	Options Written	(2,071,775)
			Totals	$2,360,700
Tactical Return
	Options	Equity	Securities at value	$35,780
		Equity	Options Written	(48,600)
			Totals	$(12,820)
Strategic Allocation
	Futures	Equity	Futures unrealized appreciation	$317,868
			Totals	$317,868
Return Stacked® Balanced
	Futures	Equity	Futures unrealized appreciation	$127,520
			Futures unrealized depreciation	(16,260)
		Commodity	Futures unrealized appreciation	512,362
			Futures unrealized depreciation	(544,817)
		Currency	Futures unrealized appreciation	50,958
			Futures unrealized depreciation	(152,497)
		Interest	Futures unrealized appreciation	656,246
			Futures unrealized depreciation	(15,497)
			Totals	$618,015
RGN Hedged Equity
	Futures	Equity	Futures unrealized appreciation	$23,065
			Futures unrealized depreciation	(2,979)
		Commodity	Futures unrealized appreciation	3,545
			Futures unrealized depreciation	(27,821)
		Currency	Futures unrealized appreciation	30,361
			Futures unrealized depreciation	(4,319)
		Interest	Futures unrealized appreciation	23,294
			Futures unrealized depreciation	(3,120)
			Totals	$42,026

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2025, were as follows:

Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	Realized and unrealized gain (loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized gain from options purchased	$894,698
	Options Written	Equity	Net realized loss from options written	(800,015)
	Futures	Equity	Net realized loss from futures	(1,053,085)
	Futures	Interest	Net realized loss from futures	(23,438)
			Totals	$(981,840)

	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$1,257,050
	Options Written	Equity	Net change in unrealized depreciation on options written	(197,900)
	Futures	Equity	Net change in unrealized depreciation on futures	(630,370)
			Totals	$428,780
Tactical Return
	Options Purchased	Equity	Net realized loss from options purchased	$(3,641,399)
	Options Written	Equity	Net realized gain from options written	4,347,639
			Totals	$706,240

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(82,680)
	Options Written	Equity	Net change in unrealized appreciation on options written	132,560
			Totals	$49,880
Strategic Allocation
	Futures	Equity	Net realized loss from futures	$(571,301)
			Totals	$(571,301)

	Futures	Equity	Net change in unrealized appreciation on futures	$642,993
			Totals	$642,993
Return Stacked® Balanced
	Futures	Equity	Net realized loss from futures	$(861,061)
		Commodity	Net realized loss from futures	(2,562,151)
		Currency	Net realized loss from futures	(1,772,300)
		Interest	Net realized gain from futures	326,442
			Totals	$(4,869,070)

	Futures	Equity	Net change in unrealized appreciation on futures	$48,919
		Commodity	Net change in unrealized depreciation on futures	(1,146,992)
		Currency	Net change in unrealized depreciation on futures	(1,099,800)
		Interest	Net change in unrealized appreciation on futures	1,051,226
			Totals	$(1,146,647)
RGN Hedged Equity
	Options Purchased	Equity	Net realized loss from options purchased	$(5,837)
	Futures	Equity	Net realized gain from futures	207,911
		Commodity	Net realized loss from futures	(104,966)
		Currency	Net realized loss from futures	(64,401)
		Interest	Net realized loss from futures	(237,701)
			Totals	$(204,994)

	Futures	Equity	Net change in unrealized appreciation on futures	$31,069
		Commodity	Net change in unrealized depreciation on futures	(27,323)
		Currency	Net change in unrealized appreciation on futures	3,714
		Interest	Net change in unrealized appreciation on futures	15,367
			Totals	$22,827

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The value of derivative instruments outstanding as of June 30, 2025 as disclosed in the Schedules of Investments (Consolidated Schedules of Investments for Return Stacked® Balanced and RGN Hedged Equity) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Return Stacked® Balanced and RGN Hedged Equity) serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2025:

				Gross Amounts of Assets Presented in the (Consolidated) Statement of Assets & Liabilities
	Gross Amounts Recognized in the (Consolidated) Statements of Assets and Liabilities	Gross Amounts Offset in the (Consolidated) Statements of Assets and Liabilities	Net Amounts Presented in the (Consolidated) Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged/Received (1)	Net Amount
Equity Armor
Description of Liability:
Futures Contracts	$706,270	$—	$706,270	$—	$(706,270)	$—
Strategic Allocation
Description of Asset:
Futures Contracts	$317,868	$—	$317,868	$—	$—	$317,868
Return Stacked® Balanced
Description of Asset:
Futures Contracts	$1,347,086	$—	$1,347,086	$(729,071)	$—	$618,015
Description of Liability:
Futures Contracts	$729,071	$—	$729,071	$(729,071)	$—	$—
RGN Hedged Equity
Description of Asset:
Futures Contracts	$80,265	$—	$80,265	$(38,239)	$—	$42,026
Description of Liability:
Futures Contracts	$38,239	$—	$38,239	$(38,239)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are a0ccounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset backed securities, if any, are recorded as components of interest income in the Statement of Operations.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
Return Stacked® Balanced	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
RGN Hedged Equity	Annually	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024 (as applicable), or expected to be taken in the Funds’ December 31, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2025, the Funds did not incur any interest or penalties.

H. Organizational and Offering Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

I. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc. (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the investment advisory agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

Advisory Fee Annual Rate
Tactical Return	1.75%
Strategic Allocation	0.10%
Return Stacked® Balanced	1.75%
Pier 88	0.85%
Special Situations	1.50%
RGN Hedged Equity	1.75%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund (other than Equity Armor) to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor, as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Equity Armor	1.60%	1.85%	2.60%	April 30, 2026
Tactical Return	1.99%	2.24%	2.99%	April 30, 2026
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2026
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2026
Return Stacked® Balanced	1.97%	2.22%	2.97%	April 30, 2026
Pier 88	0.99%	1.24%	1.99%	April 30, 2026
Special Situations	1.75%	2.00%	2.75%	April 30, 2026
RGN Hedged Equity	1.99%	2.24%	2.99%	April 30, 2026

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2025, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31, 2024
Equity Armor	$—	2025
	—	2026
	—	2027
Tactical Return	91,334	2025
	133,607	2026
	145,342	2027
Dynamic Brands	—	2025
	—	2026
	—	2027
Strategic Allocation	86,462	2025
	97,614	2026
	125,298	2027
Return Stacked® Balanced	117,342	2025
	213,553	2026
	189,006	2027
Pier 88	193,523	2025
	228,670	2026
	243,694	2027
Special Situations	152,205	2025
	348,053	2026
	529,931	2027
RGN Hedged Equity	109,782	2027

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor” or “NLD”), and the Advisor for distribution related expenses. For the six months ended June 30, 2025, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C

Equity Armor	$10,804	$5,298
Tactical Return	3,838	14,496
Dynamic Brands	19,713	22,832
Strategic Allocation	9,906	517
Return Stacked® Balanced	1,486	14,820
Pier 88	573	1,303
Special Situations	65,176	192,109
RGN Hedged Equity	20	50

Shareholder Servicing Fees - The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A, and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations under Financial Administrative fees/Fund Accounting fees. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of net assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2025, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Dividends	Change in	Amount of Gain
	December 31,			Shares Balance	Fair Value June	Credited to	Unrealized	(Loss) Realized on
Fund	2024	Purchases	Sales	June 30, 2025	30, 2025	Income	Gain/(Loss)	Sale of Shares
Catalyst Systematic Alpha Fund, Class I	773,257	61,788	170,737	664,308	$6,326,872	$45,839	$(290,425)	$(639,011)
Catalyst/CIFC Senior Secured Income Fund, Class I	97,557	18,060	91,784	23,833	219,982	16,255	(13,948)	8,695
Rational/Pier 88 Convertible Securities Fund, Inst. Sh.	12,060	62	9,434	2,688	29,651	1,130	(11,503)	11,008
Total	882,874	79,910	271,955	690,829	$6,576,505	$63,224	$(315,876)	$(619,308)

(4) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$26,051,122	$24,334,241
Tactical Return	—	—
Dynamic Brands	112,853,977	117,517,112
Strategic Allocation	1,712,331	2,450,000
Return Stacked® Balanced	32,186,970	12,875,364
Pier 88	147,654,744	134,664,637
Special Situations	66,236,890	20,541,109
RGN Hedged Equity	945,122	330,657

(5) INVESTMENT RISK

Market Risk - Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, Return Stacked® Balanced, and RGN Hedged Equity may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Tactical Return and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - Tactical Return and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk - As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

	Tax	Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$32,646,384	$7,772,166	$(1,169,599)	$6,602,567
Tactical Return	44,677,644	223,560	(177,510)	46,050
Dynamic Brands	52,798,823	22,746,130	(668,156)	22,077,974
Strategic Allocation	9,186,696	32,639	(1,531,462)	(1,498,823)
Return Stacked® Balanced	32,327,805	2,327,128	—	2,327,128
Pier 88	193,174,829	13,955,425	(3,544,022)	10,411,403
Special Situations	1,213,463,980	47,211,093	(65,295,987)	(18,084,894)
RGN Hedged Equity	8,237,476	577,065	—	577,065

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2024 and December 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2024	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Tactical Return	2,801,102	339,932	—	3,141,034
Dynamic Brands	—	—	—	—
Strategic Allocation	777,854	—	—	777,854
Return Stacked® Balanced	4,694,082	—	—	4,694,082
Pier 88	3,421,871	—	—	3,421,871
Special Situations	57,758,433	—	—	57,758,433
RGN Hedged Equity	63,308	—	—	63,308

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2023	Income	Capital Gains	Capital	Total
Equity Armor	$40,314	$—	$55,185	$95,499
Tactical Return	3,787,078	3,368,616	—	7,155,694
Dynamic Brands	—	—	—	—
Strategic Allocation	444,256	—	—	444,256
Return Stacked® Balanced	9,700,852	132,966	—	9,833,818
Pier 88	2,764,879	—	—	2,764,879
Special Situations	58,765,058	—	2,312,560	61,077,618

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed Post	October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$—	$—	$—	$(414,768)	$—	$3,894,481	$3,479,713
Tactical Return	321,683	187,993	—	(1,814,429)	—	—	(1,304,753)
Dynamic Brands	—	—	—	(3,767,050)	—	19,639,892	15,872,842
Strategic Allocation	351,540	—	—	—	—	(1,208,262)	(856,722)
Return Stacked®
Balanced	398,710	—	—	—	—	(358,736)	39,974
Pier 88	499,207	—	—	(6,580,542)	—	5,814,650	(266,685)
Special Situations	856,470	—	(3,914,875)	(40,488,606)	—	(22,128,308)	(65,675,319)
RGN Hedged Equity	—	—	(34,704)	—	(9,425)	115,462	71,333

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures and options contracts, and adjustments for perpetual bonds, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(59,724) and $(227) for Return Stacked Balanced and RGN Hedged Equity, respectively. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	—
Pier 88	—
Special Situations	—
RGN Hedged Equity	8,653

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	—
Pier 88	—
Special Situations	3,914,875
RGN Hedged Equity	26,051

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

At December 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$—	$414,768	$414,768	$4,847,976
Tactical Return*	143,036	1,671,393	1,814,429	92,691
Dynamic Brands	3,767,050	—	3,767,050	13,807,937
Strategic Allocation	—	—	—	1,657,860
Return Stacked® Balanced	—	—	—	—
Pier 88	3,569,977	3,010,565	6,580,542	1,028,172
Special Situations	12,159,292	28,329,314	40,488,606	—
RGN Hedged Equity	—	—	—	—

*       The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and adjustments for the Return Stacked Balanced Allocation & Systematic Macro and RGN Hedged Equity Funds’ wholly owned subsidiaries, which have a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$(154,024)	$154,024
Tactical Return	—	—
Dynamic Brands	(535,644)	535,644
Strategic Allocation	—	—
Return Stacked® Balanced	(86,642)	86,642
Pier 88	—	—
Special Situations	—	—
RGN Hedged Equity	(3,506)	3,506

(8) LINE OF CREDIT

Effective December 8, 2022, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”) with a maturity date of December 4, 2025. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on any borrowings is the current Prime Rate payable monthly. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025	SEMI-ANNUAL FINANCIAL STATEMENTS

During the six months ended June 30, 2025, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Equity Armor	$57,667	$63,000	$36	7.50%	7.50%
Strategic Allocation	50,500	53,000	21	7.50%	7.50%

*	Includes interest expenses for borrowings on the l ine of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

				Return
	Equity	Tactical	Strategic	Stacked®	Pier	Special	RGN Hedged
	Armor	Return	Allocation	Balanced	88	Situations	Equity
NFS LLC(1)	46.04%	25.27%	83.21%	—	35.79%	—	—
Charles Schwab (1)	—	38.71%	—	38.57%	34.85%	30.88%	—
LPL Financial (1)	—	—	—	33.12%	—	29.65%	—
Band & Co C/O US Bank NA	—	—	—	—	25.37%	—	—
J.P. Morgan Securities	—	—	—	—	—	—	49.79%

(1)	This owner is comprised of multiple investors and accounts.

(10) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Return Stacked® Balanced will be directly affected by the performance of the First American Treasury Obligations Fund and the iShares Core S&P 500 ETF, USD Class, the performance of Strategic Allocation will be directly affected by the performance of the Catalyst Systematic Alpha Fund, and the performance of the RGN Hedged Equity will be directly affected by the performance of the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF. The financial statements of the First American Treasury Obligations Fund, the iShares Core S&P 500 ETF, USD Class, the Catalyst Systematic Alpha Fund, the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2025, the percentage of Return Stacked® Balanced’s net assets invested in the First American Treasury Obligations Fund and the iShares Core S&P 500 ETF, USD Class was 30.2% and 54.9%, respectively. The percentage of Strategic Allocation’s net assets invested in the Catalyst Systematic Alpha Fund was 69.4%. The percentage of RGN Hedged Equity’s net assets invested in the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF was 29.4% and 48.6% respectively.

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412 by rationalmf.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund and Variable Insurance Trust

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/5/2025

By	/s/ Erik Naviloff
Erik Naviloff
Treasurer/Principal Financial Officer
Date: 9/5/2025